Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,936,838		$ 14,936,838
NOTES RECEIVABLE FROM PARTICIPANTS	182,139		182,139
Grand Total	$ 15,118,977		$ 15,118,977
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Loan interest rate			2.36%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Loan interest rate			10.50%
Investment, Identifier [Axis]: *PICA, PRUDENTIAL STABLE VALUE FUND (CONTRACT INTEREST RATE: 3.25%):, Synthetic Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Investment, Identifier [Axis]: *PRIAC, GUARANTEED LONG TERM FUND (CONTRACT INTEREST RATE: 1/1-6/30 3.15%, 7/1-12/31 3.50%), General Account Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%	3.15%
Current Value	$ 682,757		$ 682,757
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,301,843		11,301,843
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *Cigna, THE CIGNA GROUP COMMON STOCK, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	775,757		775,757
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, ALL WORLD EX-US STOCK INDEX FUND, Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,189,107		2,189,107
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, BLACKROCK EQUITY MARKET INDEX FUND, Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,804,309		1,804,309
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, BLACKROCK SP 500 IDX (IS), Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,730,899		3,730,899
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, INTERNATIONAL STOCK FUND, Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	275,278		275,278
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, LARGE CAP BLEND FUND, Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	811,461		811,461
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, MID CAP BLEND FUND, Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	484,958		484,958
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, PRUDENTIAL INVESTMENT MANAGEMENT, INC. HIGH YIELD BOND FUND, Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	307,269		307,269
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, SMALL CAP BLEND FUND, Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	452,393		452,393
Investment, Identifier [Axis]: INVESTMENTS, AT FAIR VALUE, *PRIAC, US TOTAL STOCK MARKET INDEX FUND, Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	470,412		$ 470,412
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, 321 HENDERSON RECEIVABLES I LL, Asset Backed, 0.0396, DUE, 12/15/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.96%
Current Value	140		$ 140
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AERCAP IRELAND CAP GLOBAL, Corporate, 0.065, DUE, 03/25/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	851		$ 851
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AES CORP THE, Corporate, 0.076, DUE, 05/16/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.60%
Current Value	929		$ 929
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AES CORP THE, Corporate, 0.076, DUE, 08/20/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.60%
Current Value	611		$ 611
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLIANT ENERGY FINANCE, Corporate, 0.014, DUE, 11/17/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.40%
Current Value	1,658		$ 1,658
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLIANZ SE, Corporate, 0.056, DUE, 08/27/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.60%
Current Value	409		$ 409
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLIANZ SE, Corporate, 0.0655, DUE, 08/19/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.55%
Current Value	1,658		$ 1,658
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLSTATE CORP, Corporate, 0.0725, DUE, 08/02/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.25%
Current Value	475		$ 475
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLSTATE CORP, Corporate, 0.0725, DUE, 08/03/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.25%
Current Value	400		$ 400
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLSTATE CORP, Corporate, 0.0725, DUE, 08/23/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.25%
Current Value	300		$ 300
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLSTATE CORP, Corporate, 0.0725, DUE, 11/19/2018 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.25%
Current Value	171		$ 171
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLSTATE CORP, Corporate, 0.0725, DUE, 11/19/2018 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.25%
Current Value	55		$ 55
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ALLSTATE CORP, Corporate, 0.0725, DUE, 11/30/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.25%
Current Value	149		$ 149
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AMAZON COM INC, Corporate, 0.0405, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.05%
Current Value	144		$ 144
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AMAZON COM INC, Corporate, 0.0405, DUE, 06/06/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.05%
Current Value	259		$ 259
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AMERICAN EXPRESS CO, Corporate, 0.0355, DUE, 05/27/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.55%
Current Value	912		$ 912
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AMERICAN NATIONAL GF, Corporate, 0.0525, DUE, 07/15/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	588		$ 588
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AMERICAN NATIONAL GF, Corporate, 0.0525, DUE, 07/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	964		$ 964
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AMERICAN NATIONAL GROUP, Corporate, 0.07, DUE, 08/19/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	1,545		$ 1,545
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AMERICAN TOWER TRUST, Corporate, 0.0365, DUE, 03/27/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.65%
Current Value	228		$ 228
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AMPHENOL CORP, Corporate, 0.044, DUE, 10/27/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.40%
Current Value	1,620		$ 1,620
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ANTARES HOLDINGS, Corporate, 0.0275, DUE, 07/21/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.75%
Current Value	806		$ 806
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ANTARES HOLDINGS, Corporate, 0.0395, DUE, 01/21/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	767		$ 767
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ANTARES HOLDINGS, Corporate, 0.0395, DUE, 12/10/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	373		$ 373
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ANTARES HOLDINGS, Corporate, 0.065, DUE, 02/01/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	1,400		$ 1,400
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ANTARES HOLDINGS, Corporate, 0.065, DUE, 07/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	715		$ 715
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, APOLLO GLOBAL MANAGEMENT, Corporate, 0.058, DUE, 05/16/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.80%
Current Value	1,105		$ 1,105
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARES CAPITAL CORP, Corporate, 0.0588, DUE, 01/16/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	960		$ 960
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARES CAPITAL CORP, Corporate, 0.0588, DUE, 06/18/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	873		$ 873
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARES FINANCE CO, Corporate, 0.0412, DUE, 03/25/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	493		$ 493
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARES FINANCE CO, Corporate, 0.0412, DUE, 06/24/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	1,031		$ 1,031
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARES STRATEGIS INCOME FU, Corporate, 0.0545, DUE, 06/02/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.45%
Current Value	1,037		$ 1,037
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARES STRATEGIS INCOME FU, Corporate, 0.0545, DUE, 10/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.45%
Current Value	227		$ 227
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARES STRATEGIS INCOME FU, Corporate, 0.0635, DUE, 05/23/2025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.35%
Current Value	490		$ 490
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARES STRATEGIS INCOME FU, Corporate, 0.0635, DUE, 05/23/2025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.35%
Current Value	1,384		$ 1,384
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ARROYO MORTGAGE TRUST, CMO, 0.0362, DUE, 02/09/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.62%
Current Value	1,908		$ 1,908
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ASCOT GROUP LTD, Corporate, 0.0425, DUE, 07/08/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.25%
Current Value	698		$ 698
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ASCOT GROUP LTD, Corporate, 0.0425, DUE, 07/09/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.25%
Current Value	184		$ 184
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ASCOT GROUP LTD, Corporate, 0.0425, DUE, 12/09/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.25%
Current Value	2,069		$ 2,069
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ASCOT GROUP LTD, Corporate, 0.0635, DUE, 05/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.35%
Current Value	55		$ 55
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ASPEN INSURANCE HLDG LTD, Corporate, 0.0575, DUE, 06/10/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	516		$ 516
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AT&T INC, Corporate, 0.035, DUE, 09/03/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	850		$ 850
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AT&T INC, Corporate, 0.0355, DUE, 09/03/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.55%
Current Value	1,125		$ 1,125
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ATHENE GLOBAL FUNDING, Corporate, 0.0267, DUE, 06/02/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.67%
Current Value	1,463		$ 1,463
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ATHENE HOLDING LTD, Corporate, 0.0662, DUE, 10/07/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.62%
Current Value	1,582		$ 1,582
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AVENTURA MALL TRUST, CMO, 0.0411, DUE, 06/19/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.11%
Current Value	763		$ 763
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AVENTURA MALL TRUST, CMO, 0.0411, DUE, 08/14/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.11%
Current Value	979		$ 979
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AVOLON HOLDINGS FNDG LTD, Corporate, 0.0575, DUE, 08/27/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	629		$ 629
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AXIS SPECIALTY FINANCE, Corporate, 0.049, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.90%
Current Value	231		$ 231
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, AXIS SPECIALTY FINANCE, Corporate, 0.049, DUE, 12/03/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.90%
Current Value	424		$ 424
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BAIN CAPITAL HOLDINGS LP, Corporate, 0.0269, DUE, 02/09/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.69%
Current Value	4,222		$ 4,222
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANC OF AMERICA MERRILL LYNCH, CMO, 0.0409, DUE, 08/23/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.09%
Current Value	431		$ 431
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK 2017 BNK7 B, CMO, 0.0395, DUE, 12/15/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	1,244		$ 1,244
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK 2018 BN14 C, CMO, 0.0462, DUE, 01/08/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	28		$ 28
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK 2018 BN14 C, CMO, 0.0462, DUE, 09/18/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	289		$ 289
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK OF AMERICA CORP, Corporate, 0.0385, DUE, 03/03/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.85%
Current Value	1,392		$ 1,392
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK OF AMERICA CORP, Corporate, 0.0625, DUE, 07/21/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.25%
Current Value	1,561		$ 1,561
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK OF AMERICA CORP, Corporate, 0.0625, DUE, 08/13/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.25%
Current Value	963		$ 963
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK OF NOVA SCOTIA, Corporate, 0.0735, DUE, 01/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.35%
Current Value	1,415		$ 1,415
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK, CMO, 0.0287, DUE, 09/24/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.87%
Current Value	1,875		$ 1,875
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BANK, CMO, 0.0427, DUE, 02/01/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.27%
Current Value	210		$ 210
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BARCLAYS PLC, Corporate, 0.0438, DUE, 06/18/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	942		$ 942
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BARCLAYS PLC, Corporate, 0.0438, DUE, 12/15/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	435		$ 435
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BARCLAYS PLC, Corporate, 0.08, DUE, 08/01/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.00%
Current Value	1,134		$ 1,134
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BCM SWAPTION USD PAY OPTION, Options, 0.0244, DUE, 05/17/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.44%
Current Value	(55)		$ (55)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BCM SWAPTION USD PAY OPTION, Options, 0.0294, DUE, 05/17/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.94%
Current Value	(116)		$ (116)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BCM SWAPTION, Options, 0.0244, DUE, 12/13/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.44%
Current Value	18		$ 18
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BCM SWAPTION, Options, 0.0262, DUE, 01/29/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.62%
Current Value	24		$ 24
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BCM SWAPTION, Options, 0.0294, DUE, 12/13/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.94%
Current Value	1,532		$ 1,532
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BCM SWAPTION, Options, 0.0312, DUE, 01/29/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.12%
Current Value	1,550		$ 1,550
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BENCHMARK MORTGAGE TRUST, CMO, 0.0227, DUE, 01/29/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.27%
Current Value	1,085		$ 1,085
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BENCHMARK MORTGAGE TRUST, CMO, 0.0299, DUE, 04/15/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.99%
Current Value	554		$ 554
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BENCHMARK MORTGAGE TRUST, CMO, 0.031, DUE, 05/22/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.10%
Current Value	1,517		$ 1,517
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BGC GROUP INC, Corporate, 0.0615, DUE, 10/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.15%
Current Value	972		$ 972
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BGC GROUP INC, Corporate, 0.066, DUE, 09/27/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.60%
Current Value	1,560		$ 1,560
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BGC GROUP INC, Corporate, 0.066, DUE, 12/06/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.60%
Current Value	391		$ 391
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BHMS MORTGAGE TRUST, CMO, 0.056, DUE, 08/01/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.60%
Current Value	2,208		$ 2,208
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BLACKSTONE PRIVATE CRE, Corporate, 0.0495, DUE, 05/16/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.95%
Current Value	1,011		$ 1,011
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BLACKSTONE SECURED LEND, Corporate, 0.0512, DUE, 10/06/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.12%
Current Value	1,577		$ 1,577
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BLACKSTONE SECURED LEND, Corporate, 0.0512, DUE, 10/14/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.12%
Current Value	346		$ 346
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BLUE OWL CREDIT INCOME, Corporate, 0.058, DUE, 04/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.80%
Current Value	1,569		$ 1,569
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BLUE OWL FINANCE LLC, Corporate, 0.0312, DUE, 10/24/2024 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.12%
Current Value	1,234		$ 1,234
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BLUE OWL FINANCE LLC, Corporate, 0.0312, DUE, 10/24/2024 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.12%
Current Value	281		$ 281
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BLUE OWL TECHNOLOGY FIN, Corporate, 0.0675, DUE, 01/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	1,252		$ 1,252
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BNP PARIBAS, Corporate, 0.0462, DUE, 04/11/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	147		$ 147
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BNP PARIBAS, Corporate, 0.0462, DUE, 05/17/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	845		$ 845
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BNP PARIBAS, Corporate, 0.0462, DUE, 06/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	1,165		$ 1,165
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BNP PARIBAS, Corporate, 0.0745, DUE, 06/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.45%
Current Value	960		$ 960
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BOEING CO THE, Corporate, 0.0593, DUE, 07/13/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.93%
Current Value	388		$ 388
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BOWHEAD SPECIALTY HOLD, Corporate, 0.0775, DUE, 11/20/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.75%
Current Value	1,617		$ 1,617
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BP CAPITAL MARKETS PLC, Corporate, 0.0645, DUE, 02/26/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.45%
Current Value	656		$ 656
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BRAVO RESIDENTIAL FUNDING TRU, CMO, 0.0318, DUE, 08/12/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.18%
Current Value	2,014		$ 2,014
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BRIGHTHOUSE FIN GLOBAL FUND, Corporate, 0.0565, DUE, 10/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.65%
Current Value	1,253		$ 1,253
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BRIGHTHOUSE FIN GLOBAL FUND, Corporate, 0.0565, DUE, 12/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.65%
Current Value	402		$ 402
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BRIGHTHOUSE FINANCIAL INC, Corporate, 0.047, DUE, 04/05/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.70%
Current Value	643		$ 643
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BRITISH AIR 21 1 B PPT, Corporate, 0.039, DUE, 07/20/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.90%
Current Value	618		$ 618
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 07/18/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	191		$ 191
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 09/10/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	1,036		$ 1,036
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 09/19/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	60		$ 60
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 10/10/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	68		$ 68
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 10/16/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	42		$ 42
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 10/20/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	97		$ 97
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, BROOKFIELD FINANCE INC, Corporate, 0.0597, DUE, 02/26/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.97%
Current Value	836		$ 836
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CAPITAL AUTOMOTIVE REIT, Asset Backed, 0.0325, DUE, 01/15/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	212		$ 212
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CAPITAL AUTOMOTIVE REIT, Asset Backed, 0.0381, DUE, 01/15/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.81%
Current Value	205		$ 205
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CASH COLLATERAL, Sweep Investment, 0, DUE, 01/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(357)		(357)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CASH COLLATERAL, Sweep Investment, 0, DUE, 03/15/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(1,041)		(1,041)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CASH COLLATERAL, Sweep Investment, 0, DUE, 07/31/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(113)		$ (113)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CCL INDUSTRIES INC, Corporate, 0.0305, DUE, 12/14/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.05%
Current Value	433		$ 433
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CD COMMERCIAL MORTGAGE TRUST, CMO, 0.0337, DUE, 08/09/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.37%
Current Value	445		$ 445
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CD COMMERCIAL MORTGAGE TRUST, CMO, 0.0372, DUE, 01/08/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.72%
Current Value	936		$ 936
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CD COMMERCIAL MORTGAGE TRUST, CMO, 0.0372, DUE, 08/09/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.72%
Current Value	313		$ 313
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CD COMMERCIAL MORTGAGE TRUST, CMO, 0.0372, DUE, 08/15/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.72%
Current Value	212		$ 212
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CELANESE US HOLDINGS LLC, Corporate, 0.0685, DUE, 01/29/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.85%
Current Value	549		$ 549
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CELANESE US HOLDINGS LLC, Corporate, 0.0685, DUE, 11/19/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.85%
Current Value	1,517		$ 1,517
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CENOVUS ENERGY INC, Corporate, 0.0465, DUE, 11/18/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.65%
Current Value	982		$ 982
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CENTENE CORP, Corporate, 0.0245, DUE, 07/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.45%
Current Value	632		$ 632
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CENTENE CORP, Corporate, 0.0245, DUE, 08/01/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.45%
Current Value	375		$ 375
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CENTENE CORP, Corporate, 0.0245, DUE, 12/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.45%
Current Value	562		$ 562
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CENTENE CORP, Corporate, 0.03, DUE, 10/23/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	1,545		$ 1,545
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CENTERPOINT ENERGY INC, Corporate, 0.07, DUE, 03/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	1,278		$ 1,278
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CENTERPOINT PROPERTIES TRUST, Corporate, 0.0283, DUE, 10/29/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.83%
Current Value	4,560		$ 4,560
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CFCRE COMMERCIAL MORTGAGE TRUS, CMO, 0.0322, DUE, 11/01/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.22%
Current Value	397		$ 397
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CHANEL LIMITED, Corporate, 0.0245, DUE, 10/02/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.45%
Current Value	4,080		$ 4,080
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CHARTER COMM OPERATING LLC CAP, Corporate, 0.0585, DUE, 08/18/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.85%
Current Value	676		$ 676
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CHARTER COMM OPERATING LLC CAP, Corporate, 0.0648, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.48%
Current Value	363		$ 363
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CHARTER COMM OPERATING LLC CAP, Corporate, 0.0648, DUE, 02/03/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.48%
Current Value	94		$ 94
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CHARTER COMM OPERATING LLC CAP, Corporate, 0.0648, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.48%
Current Value	94		$ 94
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CHURCH MUTUAL SURPLUS NOTE, Corporate, 0.095, DUE, 08/22/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			9.50%
Current Value	1,305		$ 1,305
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CITIGROUP COMMERCIAL MORTGAGE, CMO, 0.035, DUE, 08/05/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	286		$ 286
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CITIGROUP COMMERCIAL MORTGAGE, CMO, 0.0414, DUE, 01/08/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.14%
Current Value	3,183		$ 3,183
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CITIGROUP COMMERCIAL MORTGAGE, CMO, 0.0414, DUE, 01/30/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.14%
Current Value	528		$ 528
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CITIGROUP INC, Corporate, 0.0675, DUE, 11/25/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	1,515		$ 1,515
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CITIGROUP INC, Corporate, 0.0688, DUE, 11/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	690		$ 690
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CNO FINANCIAL GROUP INC, Corporate, 0.0645, DUE, 05/08/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.45%
Current Value	793		$ 793
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CNO FINANCIAL GROUP INC, Corporate, 0.0645, DUE, 07/30/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.45%
Current Value	742		$ 742
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CNO GLOBAL FUNDING, Corporate, 0.047, DUE, 12/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.70%
Current Value	1,077		$ 1,077
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COLLEGE AVE STUDENT LOANS, Asset Backed, 0.0446, DUE, 06/26/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.46%
Current Value	151		$ 151
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COLT FUNDING LLC, CMO, 0.0573, DUE, 07/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.73%
Current Value	1,740		$ 1,740
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COLUMBIA PIPELINE HOLDCO, Corporate, 0.05, DUE, 11/12/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	1,581		$ 1,581
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COMETA ENERGIA SA, Corporate, 0.0638, DUE, 09/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.38%
Current Value	751		$ 751
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COMMERCIAL MORTGAGE TRUST, CMO, 0.037, DUE, 09/07/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.70%
Current Value	467		$ 467
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COMMERCIAL MORTGAGE TRUST, CMO, 0.0451, DUE, 12/06/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.51%
Current Value	370		$ 370
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COMMONBOND STUDENT LOAN T, Asset Backed, 0.0316, DUE, 06/02/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.16%
Current Value	380		$ 380
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COMMONBOND STUDENT LOAN T, Asset Backed, 0.0316, DUE, 10/20/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.16%
Current Value	45		$ 45
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CONTINENTAL RESOURCES, Corporate, 0.0575, DUE, 01/10/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	64		$ 64
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CONTINENTAL RESOURCES, Corporate, 0.0575, DUE, 01/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	62		$ 62
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CONTINENTAL RESOURCES, Corporate, 0.0575, DUE, 01/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	1,056		$ 1,056
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COREBRIDGE FINANCIAL INC, Corporate, 0.0688, DUE, 05/24/2023 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	1,192		$ 1,192
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COREBRIDGE FINANCIAL INC, Corporate, 0.0688, DUE, 05/24/2023 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	813		$ 813
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COREBRIDGE FINANCIAL INC, Corporate, 0.0688, DUE, 05/24/2023 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	451		$ 451
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COREBRIDGE FINANCIAL INC, Corporate, 0.0688, DUE, 05/24/2023 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	180		$ 180
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COREBRIDGE FINANCIAL INC, Corporate, 0.0688, DUE, 08/12/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	409		$ 409
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COREBRIDGE FINANCIAL INC, Corporate, 0.0688, DUE, 12/15/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	716		$ 716
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, COX COMMUNICATIONS INC, Corporate, 0.018, DUE, 12/10/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.80%
Current Value	1,576		$ 1,576
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CUSTOMERS BANCORP INC, Corporate, 0.0288, DUE, 08/03/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.88%
Current Value	4,046		$ 4,046
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CVS HEALTH CORP, Corporate, 0.0488, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	113		$ 113
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CVS HEALTH CORP, Corporate, 0.0488, DUE, 08/02/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	103		$ 103
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CVS HEALTH CORP, Corporate, 0.0488, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	39		$ 39
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CVS HEALTH CORP, Corporate, 0.0488, DUE, 08/03/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	59		$ 59
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CVS HEALTH CORP, Corporate, 0.0588, DUE, 11/06/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	1,241		$ 1,241
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CVS HEALTH CORP, Corporate, 0.07, DUE, 04/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	656		$ 656
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CVS HEALTH CORP, Corporate, 0.07, DUE, 12/03/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	572		$ 572
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, CVS HEALTH CORP, Corporate, 0.07, DUE, 12/17/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	315		$ 315
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DANSKE BANK A S, Corporate, 0.0438, DUE, 04/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	360		$ 360
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DANSKE BANK A S, Corporate, 0.0438, DUE, 05/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	388		$ 388
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DAYTON POWER & LIGHT CO, Corporate, 0.0455, DUE, 12/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.55%
Current Value	771		$ 771
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DEEPHAVEN RESIDENTIAL MORTGA, CMO, 0.0209, DUE, 02/03/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.09%
Current Value	1,489		$ 1,489
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DI ISSUER LLC, Asset Backed, 0.0531, DUE, 12/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.31%
Current Value	900		$ 900
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOMINION ENERGY INC, Corporate, 0.0435, DUE, 03/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.35%
Current Value	843		$ 843
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOMINION ENERGY INC, Corporate, 0.0435, DUE, 08/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.35%
Current Value	291		$ 291
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOMINION ENERGY INC, Corporate, 0.0435, DUE, 09/02/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.35%
Current Value	158		$ 158
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOMINION ENERGY INC, Corporate, 0.06, DUE, 08/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	696		$ 696
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOMINION RESOURCES INC, Corporate, 0.0525, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	185		$ 185
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOMINION RESOURCES INC, Corporate, 0.0525, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	128		$ 128
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOMINION RESOURCES INC, Corporate, 0.0525, DUE, 08/11/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	205		$ 205
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOW CHEMICAL COMPANY, Corporate, 0.0438, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	75		$ 75
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOW CHEMICAL COMPANY, Corporate, 0.0438, DUE, 08/02/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	60		$ 60
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOW CHEMICAL COMPANY, Corporate, 0.0438, DUE, 08/03/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	79		$ 79
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DOW CHEMICAL COMPANY, Corporate, 0.056, DUE, 02/07/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.60%
Current Value	577		$ 577
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DYAL CAPITAL PARTNERS IV, Corporate, 0.0365, DUE, 02/22/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.65%
Current Value	1,310		$ 1,310
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, DYAL CAPITAL PARTNERS, Corporate, 0.0365, DUE, 02/22/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.65%
Current Value	2,433		$ 2,433
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EDUCATION LOAN ASSET BACKE, Asset Backed, 0.051, DUE, 03/28/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.10%
Current Value	145		$ 145
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EDUCATION LOAN ASSET BACKE, Asset Backed, 0.051, DUE, 03/29/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.10%
Current Value	145		$ 145
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EDUCATION LOAN ASSET BACKE, Asset Backed, 0.051, DUE, 08/01/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.10%
Current Value	48		$ 48
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EDUCATION LOAN ASSET BACKED TR, Asset Backed, 0.0499, DUE, 02/01/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.99%
Current Value	89		$ 89
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EDVESTINU PRIVATE EDUCATION LO, Asset Backed, 0.018, DUE, 03/01/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.80%
Current Value	180		$ 180
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ELEMENT FLEET MANAGEMENT, Corporate, 0.0464, DUE, 11/19/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.64%
Current Value	1,077		$ 1,077
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ELEVANCE HEALTH INC, Corporate, 0.05, DUE, 09/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	872		$ 872
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ELLINGTON FINANCIAL MORTGAGE T, CMO, 0.0575, DUE, 07/25/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	1,771		$ 1,771
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ELM TRUST 2024, CMO, 0.0599, DUE, 05/21/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.99%
Current Value	5,027		$ 5,027
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENBRIDGE INC, Corporate, 0.0738, DUE, 01/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.38%
Current Value	804		$ 804
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENBRIDGE INC, Corporate, 0.0825, DUE, 12/14/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.25%
Current Value	566		$ 566
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENBRIDGE INC, Corporate, 0.0825, DUE, 12/15/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.25%
Current Value	343		$ 343
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENCANA CORP, Corporate, 0.0515, DUE, 07/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.15%
Current Value	872		$ 872
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENCANA CORP, Corporate, 0.065, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	173		$ 173
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENCANA CORP, Corporate, 0.065, DUE, 02/28/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	694		$ 694
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENCANA CORP, Corporate, 0.065, DUE, 08/02/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	184		$ 184
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENCANA CORP, Corporate, 0.065, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	131		$ 131
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENERGY TRANSFER LP, Corporate, 0.0595, DUE, 01/10/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.95%
Current Value	591		$ 591
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENERGY TRANSFER LP, Corporate, 0.065, DUE, 08/11/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	1,591		$ 1,591
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENERGY TRANSFER LP, Corporate, 0.065, DUE, 12/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	1,546		$ 1,546
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENSTAR FINANCE LLC, Corporate, 0.055, DUE, 02/10/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	1,086		$ 1,086
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENSTAR FINANCE LLC, Corporate, 0.055, DUE, 07/12/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	351		$ 351
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENSTAR FINANCE LLC, Corporate, 0.055, DUE, 07/26/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	109		$ 109
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENSTAR FINANCE LLC, Corporate, 0.055, DUE, 07/28/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	133		$ 133
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENSTAR FINANCE LLC, Corporate, 0.055, DUE, 08/02/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	292		$ 292
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENSTAR FINANCE LLC, Corporate, 0.055, DUE, 08/30/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	420		$ 420
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENSTAR GROUP LTD, Corporate, 0.031, DUE, 09/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.10%
Current Value	764		$ 764
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERGY ARKANSAS LLC, Corporate, 0.0265, DUE, 09/08/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.65%
Current Value	627		$ 627
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERGY MISSISSIPPI INC, Corporate, 0.0585, DUE, 05/13/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.85%
Current Value	727		$ 727
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERGY TEXAS INC, Corporate, 0.015, DUE, 08/11/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.50%
Current Value	1,622		$ 1,622
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERPRISE PRODUCTS OPER, Corporate, 0.0525, DUE, 03/06/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	448		$ 448
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERPRISE PRODUCTS OPER, Corporate, 0.0538, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	323		$ 323
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERPRISE PRODUCTS OPER, Corporate, 0.0538, DUE, 02/01/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	209		$ 209
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERPRISE PRODUCTS OPER, Corporate, 0.0538, DUE, 05/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	261		$ 261
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERPRISE PRODUCTS OPER, Corporate, 0.0538, DUE, 05/13/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	35		$ 35
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERPRISE PRODUCTS OPER, Corporate, 0.0538, DUE, 05/14/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	53		$ 53
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERPRISE PRODUCTS OPER, Corporate, 0.0538, DUE, 05/15/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	313		$ 313
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENTERPRISE PRODUCTS OPER, Corporate, 0.0538, DUE, 08/03/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	174		$ 174
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ENVASES UNIVERSALES DE MEXICO, Corporate, 0.0315, DUE, 02/09/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.15%
Current Value	4,779		$ 4,779
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EPR PROPERTIES, Corporate, 0.036, DUE, 04/09/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.60%
Current Value	759		$ 759
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EPR PROPERTIES, Corporate, 0.0375, DUE, 07/31/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.75%
Current Value	29		$ 29
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EPR PROPERTIES, Corporate, 0.0375, DUE, 08/02/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.75%
Current Value	572		$ 572
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EPR PROPERTIES, Corporate, 0.0375, DUE, 08/12/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.75%
Current Value	29		$ 29
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ESSENTIAL PROPERTIES LP, Corporate, 0.054, DUE, 08/18/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.40%
Current Value	512		$ 512
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ESSENTIAL PROPERTIES LP, Corporate, 0.054, DUE, 08/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.40%
Current Value	752		$ 752
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, EVERSOURCE ENERGY, Commercial Paper, 0, DUE, 12/31/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	3,500		$ 3,500
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FAIRFAX FINL HLDGS LTD, Corporate, 0.061, DUE, 04/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.10%
Current Value	1,041		$ 1,041
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FALCON AEROSPACE LTD, Asset Backed, 0.036, DUE, 10/22/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.60%
Current Value	110		$ 110
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.02, DUE, 02/13/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	6,261		$ 6,261
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.025, DUE, 03/30/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	3,595		$ 3,595
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.025, DUE, 10/15/2021 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	910		$ 910
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.025, DUE, 10/15/2021 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	2,701		$ 2,701
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.025, DUE, 10/15/2021 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	1,893		$ 1,893
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.025, DUE, 11/15/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	4,954		$ 4,954
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.03, DUE, 02/13/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	4,286		$ 4,286
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.03, DUE, 03/30/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	1,792		$ 1,792
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.03, DUE, 04/05/2022 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	2,828		$ 2,828
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.03, DUE, 04/05/2022 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	3,405		$ 3,405
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.03, DUE, 10/08/2019 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	194		$ 194
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.03, DUE, 10/08/2019 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	83		$ 83
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.035, DUE, 02/19/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	4,839		$ 4,839
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.035, DUE, 06/01/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	1,863		$ 1,863
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.035, DUE, 06/01/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	5,826		$ 5,826
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.035, DUE, 06/02/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	1,686		$ 1,686
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.035, DUE, 08/29/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	1,639		$ 1,639
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.035, DUE, 09/16/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	51		$ 51
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.04, DUE, 09/02/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	11,646		$ 11,646
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.045, DUE, 09/08/2022 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	3,718		$ 3,718
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.045, DUE, 09/08/2022 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	3,296		$ 3,296
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.05, DUE, 02/18/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	4,828		$ 4,828
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.05, DUE, 06/06/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	110		$ 110
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.05, DUE, 12/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	7,094		$ 7,094
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.055, DUE, 02/19/2025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	379		$ 379
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.055, DUE, 02/19/2025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	6,070		$ 6,070
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.055, DUE, 08/23/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	4,382		$ 4,382
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.055, DUE, 12/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	3,896		$ 3,896
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FANNIE MAE, Mortgage Backed, 0.06, DUE, 02/20/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	5,298		$ 5,298
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FARMERS MUTUAL INSURANCE COMPA, Corporate, 0.09, DUE, 05/14/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			9.00%
Current Value	3,186		$ 3,186
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FIRST CITIZENS BANCSHARE, Corporate, 0.056, DUE, 10/06/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.60%
Current Value	949		$ 949
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FIRST CITIZENS BANCSHARE, Corporate, 0.056, DUE, 10/20/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.60%
Current Value	624		$ 624
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FIRST GAS LIMITED, Corporate, 0.0232, DUE, 03/23/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.32%
Current Value	4,418		$ 4,418
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FIRST NATIONAL OF NEBRASKA, Corporate, 0.0725, DUE, 06/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.25%
Current Value	832		$ 832
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FLAGSTAR MORTGAGE TRUST, CMO, 0.025, DUE, 07/22/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	1,699		$ 1,699
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FLEETBOSTON FINANCIAL CORP, Corporate, 0.067, DUE, 02/09/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.70%
Current Value	556		$ 556
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FLORIDA POWER AND LIGHT, Corporate, 0.0412, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	78		$ 78
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FLORIDA POWER AND LIGHT, Corporate, 0.0412, DUE, 08/02/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	144		$ 144
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FLORIDA POWER CORP, Corporate, 0.064, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.40%
Current Value	145		$ 145
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FLORIDA POWER CORP, Corporate, 0.064, DUE, 08/02/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.40%
Current Value	151		$ 151
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FLORIDA POWER CORP, Corporate, 0.064, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.40%
Current Value	112		$ 112
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FLOWERS FOODS INC, Corporate, 0.0575, DUE, 11/10/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	627		$ 627
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FMC CORP, Corporate, 0.0345, DUE, 08/01/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.45%
Current Value	1,463		$ 1,463
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FMC CORP, Corporate, 0.0845, DUE, 09/29/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.45%
Current Value	694		$ 694
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FMC CORP, Corporate, 0.0845, DUE, 10/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.45%
Current Value	476		$ 476
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FMC CORP, Corporate, 0.0845, DUE, 10/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.45%
Current Value	456		$ 456
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FORD MOTOR COMPANY, Corporate, 0.0325, DUE, 11/08/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	1,455		$ 1,455
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FORD MOTOR CREDIT CO LLC, Corporate, 0.0588, DUE, 01/02/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	1,519		$ 1,519
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FORTITUDE GLOBAL FUNDING, Corporate, 0.0462, DUE, 09/29/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	698		$ 698
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FORTITUDE GLOBAL FUNDING, Corporate, 0.0462, DUE, 12/15/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	187		$ 187
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FORTITUDE GLOBAL FUNDING, Corporate, 0.0462, DUE, 12/19/2025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	426		$ 426
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FORTITUDE GLOBAL FUNDING, Corporate, 0.0462, DUE, 12/19/2025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	12		$ 12
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FORTITUDE GROUP HOLDINGS, Corporate, 0.0625, DUE, 03/26/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.25%
Current Value	1,496		$ 1,496
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FOUNDRY JV HOLDCO LLC, Corporate, 0.061, DUE, 02/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.10%
Current Value	976		$ 976
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FOUNDRY JV HOLDCO LLC, Corporate, 0.061, DUE, 04/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.10%
Current Value	839		$ 839
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FOUNDRY JV HOLDCO LLC, Corporate, 0.061, DUE, 07/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.10%
Current Value	472		$ 472
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FREDDIE MAC, Mortgage Backed, 0.02, DUE, 12/10/2020 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	799		$ 799
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FREDDIE MAC, Mortgage Backed, 0.02, DUE, 12/10/2020 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	1,630		$ 1,630
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FREDDIE MAC, Mortgage Backed, 0.025, DUE, 11/23/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	4,237		$ 4,237
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 03/30/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	1,761		$ 1,761
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FREDDIE MAC, Mortgage Backed, 0.04, DUE, 09/08/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	3,072		$ 3,072
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FREDDIE MAC, Mortgage Backed, 0.05, DUE, 02/18/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	4,770		$ 4,770
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, FREDDIE MAC, Mortgage Backed, 0.055, DUE, 12/21/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	3,719		$ 3,719
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GATX CORP, Corporate, 0.055, DUE, 10/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	909		$ 909
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GCAT, CMO, 0.0348, DUE, 02/09/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.48%
Current Value	2,736		$ 2,736
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GENERAL MOTORS CO, Corporate, 0.0515, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.15%
Current Value	125		$ 125
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GENERAL MOTORS CO, Corporate, 0.0515, DUE, 08/02/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.15%
Current Value	135		$ 135
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GENERAL MOTORS CO, Corporate, 0.0515, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.15%
Current Value	96		$ 96
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GENPACT UK USA INC, Corporate, 0.0495, DUE, 11/13/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.95%
Current Value	927		$ 927
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GINNIE MAE II, Mortgage Backed, 0.03, DUE, 02/24/2021 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	1,721		$ 1,721
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GINNIE MAE II, Mortgage Backed, 0.03, DUE, 02/24/2021 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	945		$ 945
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 08/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	1,428		$ 1,428
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GINNIE MAE, Mortgage Backed, 0.03, DUE, 03/03/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	1,783		$ 1,783
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GINNIE MAE, Mortgage Backed, 0.05, DUE, 02/12/2025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	9,378		$ 9,378
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GINNIE MAE, Mortgage Backed, 0.05, DUE, 02/12/2025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	7,534		$ 7,534
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GINNIE MAE, Mortgage Backed, 0.055, DUE, 11/19/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	9,086		$ 9,086
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GLOBAL ATLANTIC FIN CO, Corporate, 0.044, DUE, 02/01/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.40%
Current Value	887		$ 887
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GLOBAL ATLANTIC FIN CO, Corporate, 0.0675, DUE, 03/12/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	390		$ 390
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GLOBAL ATLANTIC FIN CO, Corporate, 0.0675, DUE, 10/14/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	871		$ 871
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GLOBAL ATLANTIC FIN CO, Corporate, 0.0725, DUE, 11/18/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.25%
Current Value	1,509		$ 1,509
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GLOBAL ATLANTIC FIN CO, Corporate, 0.0795, DUE, 06/04/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.95%
Current Value	824		$ 824
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GLOBAL NET LEASE/GLOBAL, Corporate, 0.0375, DUE, 06/22/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.75%
Current Value	303		$ 303
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GLOBAL NET LEASE/GLOBAL, Corporate, 0.0375, DUE, 06/23/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.75%
Current Value	1,353		$ 1,353
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GOLDMAN SACHS GROUP INC, Corporate, 0.0685, DUE, 01/16/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.85%
Current Value	877		$ 877
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GOLUB CAPITAL BDC, Corporate, 0.06, DUE, 01/29/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	1,278		$ 1,278
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GOLUB CAPITAL BDC, Corporate, 0.06, DUE, 05/07/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	1,382		$ 1,382
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GOLUB CAPITAL BDC, Corporate, 0.06, DUE, 08/07/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	588		$ 588
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GREENSAIF PIPELINES BIDC, Corporate, 0.061, DUE, 08/07/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.10%
Current Value	861		$ 861
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GS MORTGAGE BACKED SECURITIES, CMO, 0.025, DUE, 06/28/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	646		$ 646
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GS MORTGAGE SECURITIES TRUST, CMO, 0.0397, DUE, 02/14/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.97%
Current Value	626		$ 626
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, GS MORTGAGE SECURITIES TRUST, CMO, 0.043, DUE, 09/13/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.30%
Current Value	943		$ 943
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HARVEST COMMERCIAL CAPITAL LOA, CMO, 0.0673, DUE, 02/14/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.73%
Current Value	928		$ 928
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HAWAIIAN ELECTRIC COMPANY, Corporate, 0.0328, DUE, 01/14/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.28%
Current Value	3,150		$ 3,150
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HCA INC, Corporate, 0.059, DUE, 05/01/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.90%
Current Value	1,164		$ 1,164
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HEARTLAND FINANCIAL USA, Corporate, 0.0275, DUE, 08/31/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.75%
Current Value	779		$ 779
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HELIOS ISSUER LLC, Asset Backed, 0.0487, DUE, 10/26/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.87%
Current Value	137		$ 137
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HELMERICH & PAYNE INC, Corporate, 0.055, DUE, 07/10/2025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	883		$ 883
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HELMERICH & PAYNE INC, Corporate, 0.055, DUE, 07/10/2025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	863		$ 863
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HELMERICH & PAYNE INC, Corporate, 0.055, DUE, 07/10/2025 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	617		$ 617
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HERCULES CAPITAL INC, Corporate, 0.0338, DUE, 01/14/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.38%
Current Value	690		$ 690
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HERCULES CAPITAL INC, Corporate, 0.06, DUE, 06/11/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	1,537		$ 1,537
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HOWMET AEROSPACE INC, Corporate, 0.0455, DUE, 11/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.55%
Current Value	1,589		$ 1,589
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HP ENTERPRISE CO, Corporate, 0.044, DUE, 09/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.40%
Current Value	1,047		$ 1,047
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HPS CORPORATE LENDING FU, Corporate, 0.0625, DUE, 02/14/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.25%
Current Value	917		$ 917
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HPS CORPORATE LENDING FU, Corporate, 0.0675, DUE, 02/14/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	616		$ 616
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HSBC HOLDINGS PLC, Corporate, 0.065, DUE, 09/13/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	423		$ 423
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HSBC HOLDINGS PLC, Corporate, 0.0688, DUE, 05/14/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	620		$ 620
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HSBC HOLDINGS PLC, Corporate, 0.0688, DUE, 07/16/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	903		$ 903
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HSBC HOLDINGS PLC, Corporate, 0.0688, DUE, 09/04/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	759		$ 759
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HSBC HOLDINGS PLC, Corporate, 0.0735, DUE, 09/13/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.35%
Current Value	1,214		$ 1,214
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HUMANA INC, Corporate, 0.0575, DUE, 02/27/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	732		$ 732
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HUMANA INC, Corporate, 0.0575, DUE, 03/11/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	721		$ 721
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HUNTINGTON BANCSHARES, Corporate, 0.0614, DUE, 11/12/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.14%
Current Value	1,565		$ 1,565
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HUNTSMAN INTERNATIONAL LLC, Corporate, 0.045, DUE, 11/21/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	1,483		$ 1,483
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, HYUNDAI CAPITAL AMERICA, Corporate, 0.049, DUE, 06/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.90%
Current Value	1,559		$ 1,559
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ING GROEP NV, Corporate, 0.0488, DUE, 06/12/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	409		$ 409
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ING GROUP NV, Corporate, 0.0388, DUE, 05/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	1,232		$ 1,232
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ING GROUP NV, Corporate, 0.0388, DUE, 06/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	296		$ 296
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ING GROUP NV, Corporate, 0.0388, DUE, 10/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	1,213		$ 1,213
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, J P MORGAN ASSET MANAGEMENT S, Corporate, 0.0255, DUE, 01/07/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.55%
Current Value	4,453		$ 4,453
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JACKSON NATL LIFE GLOBAL, Corporate, 0.0455, DUE, 12/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.55%
Current Value	1,248		$ 1,248
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JH NORTH AMERICA HOLDING, Corporate, 0.0588, DUE, 07/15/2025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	256		$ 256
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JH NORTH AMERICA HOLDING, Corporate, 0.0588, DUE, 07/15/2025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	118		$ 118
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JH NORTH AMERICA HOLDING, Corporate, 0.0588, DUE, 07/15/2025 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	594		$ 594
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JH NORTH AMERICA HOLDING, Corporate, 0.0588, DUE, 07/16/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	588		$ 588
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JH NORTH AMERICA HOLDING, Corporate, 0.0612, DUE, 06/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.12%
Current Value	734		$ 734
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JP MORGAN CHASE COMMERCIAL, CMO, 0.0252, DUE, 09/27/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.52%
Current Value	1,303		$ 1,303
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JP MORGAN MORTGAGE TRUST, CMO, 0.0565, DUE, 07/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.65%
Current Value	1,386		$ 1,386
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, JPMORGAN CHSE & CO, Corporate, 0.065, DUE, 01/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	887		$ 887
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, KEMPER CORP, Corporate, 0.038, DUE, 02/15/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.80%
Current Value	948		$ 948
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, KKR & CO INC, Preferred Stock, 0, DUE, 05/20/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	1,533		$ 1,533
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, KKR GROUP FIN CO X LLC, Corporate, 0.0325, DUE, 11/02/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	137		$ 137
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, KKR GROUP FIN CO X LLC, Corporate, 0.0325, DUE, 12/01/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	445		$ 445
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, KYNDRYL HOLDINGS INC, Corporate, 0.0315, DUE, 08/14/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.15%
Current Value	1,440		$ 1,440
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LIBERTY MUTUAL GROUP INC, Corporate, 0.0412, DUE, 01/10/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	641		$ 641
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LIBERTY MUTUAL GROUP INC, Corporate, 0.0412, DUE, 03/23/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	857		$ 857
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LIBERTY MUTUAL GROUP INC, Corporate, 0.0412, DUE, 06/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	1,626		$ 1,626
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LIFE FINANCIAL SERVICES TRUST, CMO, 0.0561, DUE, 03/18/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.61%
Current Value	893		$ 893
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LINCOLN NATIONAL CORP, Corporate, 0.0925, DUE, 11/15/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			9.25%
Current Value	687		$ 687
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LLOYDS BANKING GROUP PLC, Corporate, 0.0675, DUE, 08/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	555		$ 555
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LLOYDS BANKING GROUP PLC, Corporate, 0.0675, DUE, 08/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	605		$ 605
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LLOYDS BANKING GROUP PLC, Corporate, 0.08, DUE, 02/23/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.00%
Current Value	675		$ 675
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, LLOYDS BANKING GROUP PLC, Corporate, 0.08, DUE, 02/28/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.00%
Current Value	405		$ 405
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MACQUARIE BANK LTD, Corporate, 0.0305, DUE, 03/16/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.05%
Current Value	176		$ 176
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MACQUARIE BANK LTD, Corporate, 0.0305, DUE, 11/15/2022 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.05%
Current Value	280		$ 280
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MACQUARIE BANK LTD, Corporate, 0.0305, DUE, 11/15/2022 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.05%
Current Value	471		$ 471
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MACQUARIE BANK LTD, Corporate, 0.0305, DUE, 12/01/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.05%
Current Value	935		$ 935
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MACQUARIE BANK LTD, Corporate, 0.0612, DUE, 07/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.12%
Current Value	686		$ 686
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, META PLATFORMS INC, Corporate, 0.0562, DUE, 10/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.62%
Current Value	1,833		$ 1,833
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, METLIFE CAPITAL TRUST, Corporate, 0.0788, DUE, 01/11/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.88%
Current Value	499		$ 499
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, METLIFE INC, Corporate, 0.0925, DUE, 09/29/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			9.25%
Current Value	645		$ 645
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, METRONET INFRASTRUCTURE ISSUER, Asset Backed, 0.0516, DUE, 12/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.16%
Current Value	1,003		$ 1,003
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MFT TRUST, CMO, 0.0336, DUE, 02/14/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.36%
Current Value	378		$ 378
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MIDAMERICAN ENERGY HOLDINGS, Corporate, 0.0612, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.12%
Current Value	310		$ 310
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MIDAMERICAN ENERGY HOLDINGS, Corporate, 0.0612, DUE, 08/02/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.12%
Current Value	152		$ 152
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MIDAMERICAN ENERGY HOLDINGS, Corporate, 0.0612, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.12%
Current Value	190		$ 190
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MIDAMERICAN ENERGY HOLDINGS, Corporate, 0.0612, DUE, 09/29/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.12%
Current Value	218		$ 218
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MORGAN STANLEY CAPITAL I TRUST, CMO, 0.0295, DUE, 04/29/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.95%
Current Value	1,177		$ 1,177
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MORGAN STANLEY CAPITAL I TRUST, CMO, 0.0427, DUE, 03/01/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.27%
Current Value	626		$ 626
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MORGAN STANLEY CAPITAL I TRUST, CMO, 0.0459, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.59%
Current Value	3,364		$ 3,364
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MORGAN STANLEY RESIDENTIAL MTG, CMO, 0.0574, DUE, 07/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.74%
Current Value	1,809		$ 1,809
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MORGAN STANLEY, Corporate, 0.0248, DUE, 09/13/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.48%
Current Value	708		$ 708
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MORGAN STANLEY, Corporate, 0.053, DUE, 06/15/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.30%
Current Value	662		$ 662
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MORGAN STANLEY, Corporate, 0.0595, DUE, 05/27/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.95%
Current Value	659		$ 659
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MOSAIC CO, Commercial Paper, 0, DUE, 12/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	1,999		$ 1,999
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MOSAIC SOLAR LOANS LLC, Asset Backed, 0.0445, DUE, 01/26/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.45%
Current Value	11		$ 11
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, MYLAN NV, Corporate, 0.0525, DUE, 02/07/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	581		$ 581
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NATIONAL HOCKEY LEAGUE NHL, Corporate, 0.0282, DUE, 01/06/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.82%
Current Value	3,999		$ 3,999
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NATWEST GROUP PLC, Corporate, 0.073, DUE, 02/06/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.30%
Current Value	418		$ 418
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NATWEST GROUP PLC, Corporate, 0.073, DUE, 02/27/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.30%
Current Value	1,455		$ 1,455
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NAVIENT REFINANCE LOAN TRUST, Asset Backed, 0.0565, DUE, 03/20/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.65%
Current Value	405		$ 405
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NAVIENT STUDENT LOAN TRUST 201, Asset Backed, 0.0549, DUE, 09/08/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.49%
Current Value	367		$ 367
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NAVIENT STUDENT LOAN TRUST, Asset Backed, 0.0444, DUE, 11/06/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.44%
Current Value	138		$ 138
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NAVIENT STUDENT LOAN TRUST, Asset Backed, 0.0504, DUE, 10/14/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.04%
Current Value	3,080		$ 3,080
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NAVIENT STUDENT LOAN TRUST, Asset Backed, 0.0609, DUE, 10/14/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.09%
Current Value	3,346		$ 3,346
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NAVIENT STUDENT LOAN TRUST, Asset Backed, 0.0624, DUE, 08/04/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.24%
Current Value	2,565		$ 2,565
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NBN CO LTD, Corporate, 0.06, DUE, 09/27/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	1,577		$ 1,577
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NELNET STUDENT LOAN TRUST, Asset Backed, 0.0253, DUE, 09/17/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.53%
Current Value	300		$ 300
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NELNET STUDENT LOAN TRUST, Asset Backed, 0.0505, DUE, 07/17/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.05%
Current Value	488		$ 488
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NELNET STUDENT LOAN TRUST, Asset Backed, 0.0515, DUE, 09/12/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.15%
Current Value	1,596		$ 1,596
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NELNET STUDENT LOAN TRUST, Asset Backed, 0.0527, DUE, 09/12/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.27%
Current Value	1,443		$ 1,443
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NEW JERSEY ECONOMIC DEV AUTH S, Municipals, 0.0742, DUE, 05/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.42%
Current Value	1,421		$ 1,421
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NEW RESIDENTIAL MORTGAGE LOAN, CMO, 0.0321, DUE, 01/10/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.21%
Current Value	1,223		$ 1,223
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NEWS CORP, Corporate, 0.0388, DUE, 02/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	1,503		$ 1,503
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NEWS CORP, Corporate, 0.0388, DUE, 03/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	291		$ 291
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NEWS CORP, Corporate, 0.0388, DUE, 05/01/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	339		$ 339
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NEXTERA ENERGY CAPITAL, Corporate, 0.038, DUE, 12/09/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.80%
Current Value	1,568		$ 1,568
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NEXTERA ENERGY CAPITAL, Corporate, 0.048, DUE, 09/25/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.80%
Current Value	290		$ 290
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NISOURCE FINANCE CORP, Corporate, 0.0395, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	415		$ 415
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NISOURCE FINANCE CORP, Corporate, 0.0395, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	176		$ 176
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NISOURCE FINANCE CORP, Corporate, 0.0395, DUE, 09/05/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	325		$ 325
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NISOURCE FINANCE CORP, Corporate, 0.058, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.80%
Current Value	252		$ 252
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NISOURCE FINANCE CORP, Corporate, 0.058, DUE, 08/03/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.80%
Current Value	81		$ 81
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NISOURCE INC, Corporate, 0.0585, DUE, 03/20/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.85%
Current Value	963		$ 963
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NISSAN MOTOR ACCEPTANCE, Corporate, 0.053, DUE, 09/10/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.30%
Current Value	1,546		$ 1,546
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NORDEA BANK AB, Corporate, 0.0462, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	385		$ 385
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NORDEA BANK AB, Corporate, 0.0462, DUE, 05/21/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	700		$ 700
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NORDEA BANK ABP, Corporate, 0.063, DUE, 09/19/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.30%
Current Value	306		$ 306
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NORDEA BANK ABP, Corporate, 0.0675, DUE, 09/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	1,146		$ 1,146
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, NORTHSTAR EDUCATION FINANCE, Asset Backed, 0.0513, DUE, 08/01/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.13%
Current Value	624		$ 624
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OAK STREET INVESTMENT GRADE, Asset Backed, 0.0148, DUE, 02/14/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.48%
Current Value	2,454		$ 2,454
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OAK STREET INVESTMENT GRADE, Asset Backed, 0.0221, DUE, 11/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.21%
Current Value	1,631		$ 1,631
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OAK STREET INVESTMENT GRADE, Asset Backed, 0.0326, DUE, 01/20/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.26%
Current Value	887		$ 887
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OCCIDENTAL PETROLEUM COR, Corporate, 0.0538, DUE, 10/30/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	767		$ 767
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OCCIDENTAL PETROLEUM COR, Corporate, 0.0605, DUE, 04/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.05%
Current Value	860		$ 860
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OCCIDENTAL PETROLEUM COR, Corporate, 0.0605, DUE, 07/23/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.05%
Current Value	535		$ 535
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OCCIDENTAL PETROLEUM COR, Corporate, 0.0605, DUE, 08/05/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.05%
Current Value	57		$ 57
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OCCIDENTAL PETROLEUM COR, Corporate, 0.0605, DUE, 11/13/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.05%
Current Value	740		$ 740
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OGE ENERGY CORPORATION, Commercial Paper, 0, DUE, 12/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	4,998		$ 4,998
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ONCOR ELECTRIC DELIVERY, Corporate, 0.045, DUE, 03/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	1,411		$ 1,411
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ONEMAIN DIRECT AUTO RECEIVABLE, Asset Backed, 0.0507, DUE, 06/10/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.07%
Current Value	2,207		$ 2,207
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ONEMAIN FINANCIAL ISSUANCE TR, Asset Backed, 0.0175, DUE, 08/13/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.75%
Current Value	1,138		$ 1,138
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ONEOK INC, Commercial Paper, 0, DUE, 12/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	2,998		$ 2,998
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ONEOK INC, Corporate, 0.0505, DUE, 06/16/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.05%
Current Value	1,481		$ 1,481
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ORACLE CORP, Corporate, 0.052, DUE, 09/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	1,016		$ 1,016
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ORACLE CORP, Corporate, 0.052, DUE, 11/13/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	529		$ 529
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ORACLE CORP, Corporate, 0.0538, DUE, 09/25/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	682		$ 682
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ORACLE CORP, Corporate, 0.0595, DUE, 10/20/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.95%
Current Value	711		$ 711
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OTHER ASSETS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	(5,648)		$ (5,648)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OVINTIV INC, Corporate, 0.071, DUE, 03/01/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.10%
Current Value	235		$ 235
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OVINTIV INC, Corporate, 0.071, DUE, 05/16/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.10%
Current Value	436		$ 436
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OVINTIV INC, Corporate, 0.071, DUE, 05/25/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.10%
Current Value	1,121		$ 1,121
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, OWL ROCK CORE INCOME COR, Corporate, 0.047, DUE, 08/23/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.70%
Current Value	1,326		$ 1,326
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PACIFIC GAS & ELECTRIC, Corporate, 0.0555, DUE, 02/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.55%
Current Value	903		$ 903
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PACIFIC GAS & ELECTRIC, Corporate, 0.057, DUE, 07/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.70%
Current Value	773		$ 773
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PATTERSON UTI ENERGY INC, Corporate, 0.0715, DUE, 01/29/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.15%
Current Value	883		$ 883
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PATTERSON UTI ENERGY INC, Corporate, 0.0715, DUE, 11/13/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.15%
Current Value	589		$ 589
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PENSKE TRUCK LEASING CO, Commercial Paper, 0, DUE, 12/12/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	993		$ 993
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PETROLEOS MEXICANOS, Corporate, 0.0638, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.38%
Current Value	44		$ 44
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PETROLEOS MEXICANOS, Corporate, 0.0638, DUE, 08/03/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.38%
Current Value	80		$ 80
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PG&E WILDFIRE RECOVERY, Corporate, 0.051, DUE, 07/13/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.10%
Current Value	2,196		$ 2,196
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PHILLIPS 66 CO, Corporate, 0.0588, DUE, 09/16/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	1,267		$ 1,267
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PHILLIPS 66 CO, Corporate, 0.0588, DUE, 11/12/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	617		$ 617
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PHILLIPS 66 CO, Corporate, 0.0588, DUE, 12/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	296		$ 296
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PIEDMONT OPERATING PARTN, Corporate, 0.0562, DUE, 11/13/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.62%
Current Value	889		$ 889
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PIEDMONT OPERATING PARTNERSHIP, Corporate, 0.0688, DUE, 08/13/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	984		$ 984
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PIEDMONT OPERATING PARTNERSHIP, Corporate, 0.0688, DUE, 11/26/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	1,276		$ 1,276
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PIEDMONT OPERATING PARTNERSHIP, Corporate, 0.0925, DUE, 07/18/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			9.25%
Current Value	823		$ 823
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PLAINS ALL AMERICAN PIPE, Corporate, 0.0822, DUE, 03/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.22%
Current Value	1,988		$ 1,988
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PRIME PROPERTYFUND LLC, Corporate, 0.0246, DUE, 09/22/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.46%
Current Value	443		$ 443
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PRIME PROPERTYFUND LLC, Corporate, 0.0256, DUE, 09/22/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.56%
Current Value	1,510		$ 1,510
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PRIME PROPERTYFUND LLC, Corporate, 0.0271, DUE, 09/22/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.71%
Current Value	295		$ 295
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, PROVIDENT FINANCIAL, Corporate, 0.09, DUE, 05/09/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			9.00%
Current Value	1,341		$ 1,341
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, REINSURANCE GROUP OF AMERICA, Corporate, 0.0665, DUE, 10/29/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.65%
Current Value	619		$ 619
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, RENASANT CORP, Corporate, 0.03, DUE, 11/17/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	1,422		$ 1,422
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, RENEW FINANCIAL, Asset Backed, 0.0206, DUE, 03/25/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.06%
Current Value	476		$ 476
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, RGA GLOBAL FUNDING, Corporate, 0.0505, DUE, 06/16/2025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.05%
Current Value	286		$ 286
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, RGA GLOBAL FUNDING, Corporate, 0.0505, DUE, 06/16/2025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.05%
Current Value	372		$ 372
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, RGA GLOBAL FUNDING, Corporate, 0.0505, DUE, 06/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.05%
Current Value	251		$ 251
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, RGA GLOBAL FUNDING, Corporate, 0.0505, DUE, 06/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.05%
Current Value	674		$ 674
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ROYAL BANK OF CANADA, Corporate, 0.0675, DUE, 06/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	1,512		$ 1,512
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, ROYAL CARIBBEAN CRUISES, Corporate, 0.0538, DUE, 09/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	606		$ 606
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, S&P GLOBAL INC, Commercial Paper, 0, DUE, 12/19/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	1,998		$ 1,998
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SAMMONS FINANCIAL GLOBAL, Corporate, 0.048, DUE, 12/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.80%
Current Value	1,575		$ 1,575
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SAMMONS FINANCIAL GROUP, Corporate, 0.0475, DUE, 04/05/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.75%
Current Value	712		$ 712
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SAMMONS FINANCIAL GROUP, Corporate, 0.0688, DUE, 03/25/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	873		$ 873
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SANDY SPRING BANCORP INC, Corporate, 0.0673, DUE, 10/29/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.73%
Current Value	1,346		$ 1,346
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SANTOS FINANCE LTD, Corporate, 0.0365, DUE, 11/10/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.65%
Current Value	1,553		$ 1,553
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SANTOS FINANCE LTD, Corporate, 0.0575, DUE, 11/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	926		$ 926
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SANTOS FINANCE LTD, Corporate, 0.0575, DUE, 12/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	399		$ 399
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SCHWAB CHARLES CORP, Corporate, 0.04, DUE, 10/12/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	1,713		$ 1,713
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SEALED AIR CORP, Corporate, 0.0157, DUE, 01/17/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.57%
Current Value	448		$ 448
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SEALED AIR CORP, Corporate, 0.0157, DUE, 05/13/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.57%
Current Value	1,052		$ 1,052
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SEMPRA ENERGY, Corporate, 0.0412, DUE, 08/01/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	280		$ 280
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SEMPRA ENERGY, Corporate, 0.0412, DUE, 08/12/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	93		$ 93
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SEMPRA ENERGY, Corporate, 0.0412, DUE, 10/04/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	325		$ 325
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SEMPRA ENERGY, Corporate, 0.0412, DUE, 10/05/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	534		$ 534
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SEMPRA ENERGY, Corporate, 0.0412, DUE, 11/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	981		$ 981
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SENIOR UNSECURED NOTES, Corporate, 0.0294, DUE, 12/18/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.94%
Current Value	4,135		$ 4,135
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SERVICE PROPERTIES TRUST, Corporate, 0.0495, DUE, 01/24/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.95%
Current Value	511		$ 511
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SLAM 2021 1 LLC, Asset Backed, 0.0243, DUE, 05/26/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.43%
Current Value	926		$ 926
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SLC STUDENT LOAN TRUST, Asset Backed, 0.0472, DUE, 01/26/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.72%
Current Value	44		$ 44
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SLM STUDENT LOAN TRUST, Asset Backed, 0.0475, DUE, 03/06/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.75%
Current Value	169		$ 169
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SLM STUDENT LOAN TRUST, Asset Backed, 0.0479, DUE, 01/08/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.79%
Current Value	257		$ 257
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SMB PRIVATE EDUCATION LOAN TR, Asset Backed, 0.0571, DUE, 08/07/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.71%
Current Value	1,001		$ 1,001
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SMITHFIELD FOODS INC, Corporate, 0.0262, DUE, 04/04/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.62%
Current Value	488		$ 488
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SMITHFIELD FOODS INC, Corporate, 0.0262, DUE, 09/08/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.62%
Current Value	718		$ 718
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SMITHFIELD FOODS INC, Corporate, 0.0425, DUE, 07/16/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.25%
Current Value	1,511		$ 1,511
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SMURFIT WESTROCK FIN, Corporate, 0.0518, DUE, 11/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.18%
Current Value	2,300		$ 2,300
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SOCIAL PROFESSIONAL LOAN PROGR, Asset Backed, 0.0336, DUE, 05/14/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.36%
Current Value	1,564		$ 1,564
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SOFI MORTGAGE TRUST, CMO, 0.03, DUE, 12/16/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	47		$ 47
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SOUTHERN CO GAS CAPITAL, Corporate, 0.0405, DUE, 09/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.05%
Current Value	756		$ 756
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, STARWOOD MORTGAGE RESIDENTIAL, CMO, 0.0259, DUE, 08/05/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.59%
Current Value	2,742		$ 2,742
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, STATE STREET STIF, Sweep Investment, 0, DUE, 12/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	359		359
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, STATE STREET STIF, Sweep Investment, 0, DUE, 12/30/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	998		$ 998
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, STELLANTIS FIN US INC, Corporate, 0.0638, DUE, 12/06/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.38%
Current Value	1,873		$ 1,873
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, STONEPEAK SALTT, Asset Backed, 0.023, DUE, 10/18/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.30%
Current Value	210		$ 210
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, STONEPEAK SALTT, Asset Backed, 0.0268, DUE, 10/18/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.68%
Current Value	421		$ 421
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SUNNOVA HESTIA II ISSUER LLC, Asset Backed, 0.0563, DUE, 05/22/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.63%
Current Value	987		$ 987
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SYNOVUS BANK GA, Corporate, 0.0562, DUE, 02/08/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.62%
Current Value	1,224		$ 1,224
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, SYNOVUS BANK GA, Corporate, 0.0596, DUE, 12/02/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.96%
Current Value	1,147		$ 1,147
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, Synthetic Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.87%
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TFORCE HOLDINGS INC, Corporate, 0.0315, DUE, 01/05/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.15%
Current Value	3,714		$ 3,714
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TFORCE HOLDINGS INC, Corporate, 0.0325, DUE, 01/05/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	1,008		$ 1,008
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TIAA REAL ESTATE CDO LTD, Corporate, 0.0427, DUE, 04/21/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.27%
Current Value	372		$ 372
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TIERRA MOJADA LUX TI SRL, Corporate, 0.0575, DUE, 08/06/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	809		$ 809
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TIME WARNER CABLE INC, Corporate, 0.0588, DUE, 07/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	1,020		$ 1,020
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TIME WARNER CABLE INC, Corporate, 0.0588, DUE, 08/02/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	93		$ 93
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TIME WARNER CABLE INC, Corporate, 0.0588, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	93		$ 93
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TIME WARNER CABLE INC, Corporate, 0.0655, DUE, 11/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.55%
Current Value	740		$ 740
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TIME WARNER CABLE INC, Corporate, 0.0675, DUE, 08/02/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	127		$ 127
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TIME WARNER CABLE INC, Corporate, 0.0675, DUE, 08/03/2017
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	177		$ 177
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TORONTO DOMINION BANK, Corporate, 0.0812, DUE, 01/17/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.12%
Current Value	543		$ 543
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TORONTO DOMINION BANK, Corporate, 0.0812, DUE, 01/18/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.12%
Current Value	88		$ 88
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TORONTO DOMINION BANK, Corporate, 0.0812, DUE, 10/06/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.12%
Current Value	1,423		$ 1,423
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TOTAL MASS MUTUAL STABLE VALUE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	634,432		$ 634,432
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TRADEMARK ROYALTY 2021, Corporate, 0, DUE, 02/23/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	7,281		$ 7,281
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TRIBUTE RAIL LLC, Asset Backed, 0.0476, DUE, 05/19/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.76%
Current Value	1,616		$ 1,616
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, TRITON CONTAINER, Corporate, 0.0315, DUE, 05/29/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.15%
Current Value	1,511		$ 1,511
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, U S BANK NATIONAL ASSOCIATION, Asset Backed, 0.0558, DUE, 03/06/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.58%
Current Value	518		$ 518
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UBS GROUP AG, Corporate, 0.066, DUE, 07/31/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.60%
Current Value	1,573		$ 1,573
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UBS GROUP AG, Corporate, 0.07, DUE, 02/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	637		$ 637
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITED AIRLINES, Corporate, 0.046, DUE, 05/09/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.60%
Current Value	36		$ 36
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITED AIRLINES, Corporate, 0.0588, DUE, 09/22/2022
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	478		$ 478
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITED MEXICAN STATES, Corporate, 0.0475, DUE, 01/06/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.75%
Current Value	354		$ 354
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITED MEXICAN STATES, Corporate, 0.0475, DUE, 07/30/2020
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.75%
Current Value	140		$ 140
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITED MEXICAN STATES, Corporate, 0.0475, DUE, 08/03/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.75%
Current Value	247		$ 247
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITED MEXICAN STATES, Corporate, 0.0475, DUE, 08/16/2016
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.75%
Current Value	390		$ 390
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITED MEXICAN STATES, Foreign, 0.0266, DUE, 11/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.66%
Current Value	934		$ 934
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITED MEXICAN STATES, Foreign, 0.0266, DUE, 12/11/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.66%
Current Value	957		$ 957
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITEDHEALTH GROUP INC, Corporate, 0.0575, DUE, 07/23/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	595		$ 595
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, UNITEDHEALTH GROUP INC, Corporate, 0.0575, DUE, 08/02/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	269		$ 269
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 10YR NOTE CBT MAR26, Futures, 0, DUE, 11/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(10)		$ (10)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 10YR NOTE CBT MAR26, Futures, 0, DUE, 11/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(5)		$ (5)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 10YR NOTE CBT MAR26, Futures, 0, DUE, 12/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	1		$ 1
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 10YR NOTE CBT MAR26, Futures, 0, DUE, 12/31/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(3)		$ (3)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 12/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(3)		$ (3)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 12/31/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(2)		$ (2)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 11/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(12)		$ (12)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 11/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(4)		$ (4)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 12/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	17		$ 17
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 12/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	4		$ 4
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 5YR NOTE CBT MAR26, Futures, 0, DUE, 11/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	104		$ 104
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 5YR NOTE CBT MAR26, Futures, 0, DUE, 12/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(1)		$ (1)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US 5YR NOTE CBT MAR26, Futures, 0, DUE, 12/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(10)		$ (10)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US BANCORP, Corporate, 0.037, DUE, 12/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.70%
Current Value	952		$ 952
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US LONG BOND CBT MAR26, Futures, 0, DUE, 11/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(175)		$ (175)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US LONG BOND CBT MAR26, Futures, 0, DUE, 11/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(19)		$ (19)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.03, DUE, 10/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	1,849		$ 1,849
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.03, DUE, 10/21/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	945		$ 945
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.0338, DUE, 10/22/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.38%
Current Value	1,192		$ 1,192
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.0375, DUE, 12/08/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.75%
Current Value	990		$ 990
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.0425, DUE, 12/17/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.25%
Current Value	3,873		$ 3,873
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.0475, DUE, 09/12/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.75%
Current Value	1,971		$ 1,971
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.0488, DUE, 09/12/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	3,041		$ 3,041
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.0488, DUE, 10/03/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	1,267		$ 1,267
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY N B, US Govt Bonds, 0.0488, DUE, 10/23/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	1,774		$ 1,774
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY, US Govt Bonds, 0.0225, DUE, 10/28/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	1,575		$ 1,575
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY, US Govt Bonds, 0.0225, DUE, 10/31/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	630		$ 630
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY, US Govt Bonds, 0.0225, DUE, 11/03/2023
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	1,008		$ 1,008
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY, US Govt Bonds, 0.0225, DUE, 11/12/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	3,150		$ 3,150
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US TREASURY, US Govt Bonds, 0.0225, DUE, 11/19/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	1,481		$ 1,481
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US ULTRA BOND CBT MAR26, Futures, 0, DUE, 11/24/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(331)		$ (331)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, US ULTRA BOND CBT MAR26, Futures, 0, DUE, 12/05/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(4)		$ (4)
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, VELOCITY COMMERCIAL CAPITAL LO, CMO, 0.0567, DUE, 04/04/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.67%
Current Value	1,182		$ 1,182
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, VELOCITY COMMERCIAL CAPITAL LO, CMO, 0.0587, DUE, 06/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.87%
Current Value	2,138		$ 2,138
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, VIACOM INC, Corporate, 0.0688, DUE, 03/27/2024 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	164		$ 164
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, VIACOM INC, Corporate, 0.0688, DUE, 03/27/2024 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	849		$ 849
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, VIACOM INC, Corporate, 0.0688, DUE, 10/21/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	445		$ 445
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, VIPER ENERGY PARTNERS LL, Corporate, 0.049, DUE, 07/09/2025
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.90%
Current Value	476		$ 476
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WARNERMEDIA HOLDINGS INC, Corporate, 0.0428, DUE, 06/23/2025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.28%
Current Value	702		$ 702
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WARNERMEDIA HOLDINGS INC, Corporate, 0.0428, DUE, 06/23/2025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.28%
Current Value	318		$ 318
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WATERS CORPORATION, Corporate, 0.0225, DUE, 03/02/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	3,258		$ 3,258
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WAVE USA, Asset Backed, 0.036, DUE, 09/30/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.60%
Current Value	464		$ 464
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WELLS FARGO & COMPANY, Corporate, 0.0685, DUE, 07/16/2024
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.85%
Current Value	1,038		$ 1,038
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WELLS FARGO COMMERCIAL MTG, CMO, 0.044, DUE, 06/28/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.40%
Current Value	257		$ 257
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WELLS FARGO COMMERCIAL MTG, CMO, 0.0456, DUE, 06/28/2018
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.56%
Current Value	59		$ 59
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WESTERN & SOUTHERN LIFE, Corporate, 0.0375, DUE, 04/21/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.75%
Current Value	635		$ 635
Investment, Identifier [Axis]: MASS MUTUAL STABLE VALUE, WILLIS ENGINE SECURITIZATION T, Asset Backed, 0.031, DUE, 05/07/2021
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.10%
Current Value	843		$ 843
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, 3650R COMMERCIAL MORTGAGE TR, CMO, 0.0112, DUE, 11/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.12%
Current Value	150		$ 150
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ABU DHABI NATIONAL ENERGY, Corporate, 0.02, DUE, 04/29/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	219		$ 219
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AEP TEXAS INC, Corporate, 0.0395, DUE, 06/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	572		$ 572
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AFFIRM MASTER TRUST, Asset Backed, 0.0467, DUE, 07/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.67%
Current Value	906		$ 906
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AFFIRM MASTER TRUST, Asset Backed, 0.0499, DUE, 02/15/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.99%
Current Value	1,010		$ 1,010
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AFFIRM MASTER TRUST, Asset Backed, 0.0499, DUE, 02/15/2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.99%
Current Value	101		$ 101
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AGL CLO LTD, CLO, 0.0503, DUE, 04/20/2038 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.03%
Current Value	1,998		$ 1,998
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AGL CLO LTD, CLO, 0.0503, DUE, 04/20/2038 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.03%
Current Value	1,998		$ 1,998
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ALBERTSONS COS SAFEWAY, Corporate, 0.0462, DUE, 01/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	500		$ 500
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ALEXANDRIA REAL ESTATE EQTY, Corporate, 0.02, DUE, 05/18/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	529		$ 529
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ALGONQUIN PWR & UTILITY, Corporate, 0.0536, DUE, 06/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.36%
Current Value	432		$ 432
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AMEREN ILLINOIS, Corporate, 0.038, DUE, 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.80%
Current Value	299		$ 299
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AMERICAN TOWER CORP, Corporate, 0.038, DUE, 08/15/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.80%
Current Value	335		$ 335
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AMERICAN TOWER CORP, Corporate, 0.038, DUE, 08/15/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.80%
Current Value	1,212		$ 1,212
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AMGEN INC, Corporate, 0.0405, DUE, 08/18/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.05%
Current Value	415		$ 415
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AMGEN INC, Corporate, 0.0525, DUE, 03/02/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	945		$ 945
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AMN HEALTHCARE INC, Corporate, 0.04, DUE, 04/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	1,247		$ 1,247
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ANTERO MIDSTREAM PARTNERS, Corporate, 0.0538, DUE, 06/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	475		$ 475
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ARES CLO LTD, CLO, 0.0508, DUE, 03/31/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.08%
Current Value	2,000		$ 2,000
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ARTHUR J GALLAGHER & CO, Corporate, 0.0485, DUE, 12/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.85%
Current Value	210		$ 210
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ASHTEAD CAPITAL INC, Corporate, 0.015, DUE, 08/12/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.50%
Current Value	638		$ 638
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AT&T INC, Corporate, 0.0255, DUE, 12/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.55%
Current Value	57		$ 57
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AT&T INC, Corporate, 0.045, DUE, 05/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	58		$ 58
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ATLANTIC CITY ELECTRIC, Corporate, 0.023, DUE, 03/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.30%
Current Value	472		$ 472
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AVIS BUDGET RENTAL CAR FDG, Asset Backed, 0.0166, DUE, 02/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.66%
Current Value	1,564		$ 1,564
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, AVIS BUDGET RENTAL CAR FUNDING, Asset Backed, 0.0523, DUE, 12/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.23%
Current Value	722		$ 722
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BABSON CLO LTD, CLO, 0.052, DUE, 03/31/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	4,009		$ 4,009
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BALL CORP, Corporate, 0.0312, DUE, 09/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.12%
Current Value	691		$ 691
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK OF AMERICA CORP, Corporate, 0.0166, DUE, 03/11/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.66%
Current Value	617		$ 617
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK OF AMERICA CORP, Corporate, 0.0209, DUE, 06/14/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.09%
Current Value	2,986		$ 2,986
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK OF AMERICA CORP, Corporate, 0.0319, DUE, 07/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.19%
Current Value	619		$ 619
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK OF AMERICA CORP, Corporate, 0.0359, DUE, 07/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.59%
Current Value	70		$ 70
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK OF AMERICA CORP, Corporate, 0.0382, DUE, 01/20/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.82%
Current Value	898		$ 898
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK OF AMERICA CORP, Corporate, 0.0382, DUE, 01/20/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.82%
Current Value	1,197		$ 1,197
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK, CMO, 0.0215, DUE, 03/15/2063
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.15%
Current Value	2,496		$ 2,496
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK, CMO, 0.0239, DUE, 01/15/2063
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.39%
Current Value	1,425		$ 1,425
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK, CMO, 0.0259, DUE, 11/15/2064
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.59%
Current Value	1,528		$ 1,528
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK, CMO, 0.0293, DUE, 08/15/2061
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.93%
Current Value	3,002		$ 3,002
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK, CMO, 0.0329, DUE, 07/15/2060
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.29%
Current Value	22		$ 22
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BANK5, CMO, 0.0522, DUE, 11/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.22%
Current Value	1,104		$ 1,104
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BARCLAYS BANK PLC, Notional Par Contrac, 0.01, DUE, 06/20/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BARCLAYS BANK PLC, Notional Par Contrac, 0.01, DUE, 12/20/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BARCLAYS BANK PLC, Notional Par Contrac, 0.01, DUE, 12/20/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BARCLAYS COMMERCIAL MORTGAGE, CMO, 0.0294, DUE, 08/14/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.94%
Current Value	883		$ 883
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BARCLAYS PLC, Corporate, 0.0448, DUE, 11/11/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.48%
Current Value	453		$ 453
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BARCLAYS PLC, Corporate, 0.0448, DUE, 11/11/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.48%
Current Value	805		$ 805
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BAT CAPITAL CORP, Corporate, 0.0535, DUE, 08/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.35%
Current Value	1,576		$ 1,576
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BBCCRE TRUST, CMO, 0.0397, DUE, 08/10/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.97%
Current Value	811		$ 811
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BEIGNET INVESTOR LLC, Corporate, 0.0658, DUE, 05/30/2049 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.58%
Current Value	297		$ 297
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BEIGNET INVESTOR LLC, Corporate, 0.0658, DUE, 05/30/2049 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.58%
Current Value	71		$ 71
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BEIGNET INVESTOR LLC, Corporate, 0.0658, DUE, 05/30/2049 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.58%
Current Value	1,746		$ 1,746
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BENCHMARK MORTGAGE TRUST, CMO, 0.0168, DUE, 01/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.68%
Current Value	4,286		$ 4,286
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BENCHMARK MORTGAGE TRUST, CMO, 0.0198, DUE, 08/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.98%
Current Value	750		$ 750
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BENCHMARK MORTGAGE TRUST, CMO, 0.0201, DUE, 03/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.01%
Current Value	1,907		$ 1,907
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BENCHMARK MORTGAGE TRUST, CMO, 0.0204, DUE, 03/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.04%
Current Value	823		$ 823
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BENCHMARK MORTGAGE TRUST, CMO, 0.0248, DUE, 02/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.48%
Current Value	3,659		$ 3,659
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BENCHMARK MORTGAGE TRUST, CMO, 0.0267, DUE, 12/15/2072
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.67%
Current Value	1,931		$ 1,931
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BENCHMARK MORTGAGE TRUST, CMO, 0.0525, DUE, 01/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	1,344		$ 1,344
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BERRY GLOBAL INC, Corporate, 0.0157, DUE, 01/15/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.57%
Current Value	72		$ 72
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BERRY GLOBAL INC, Corporate, 0.0157, DUE, 01/15/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.57%
Current Value	1,100		$ 1,100
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BERRY GLOBAL INC, Corporate, 0.0157, DUE, 01/15/2026 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.57%
Current Value	1,029		$ 1,029
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BMO MORTGAGE TRUST, CMO, 0.0532, DUE, 09/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.32%
Current Value	1,214		$ 1,214
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BMO MORTGAGE TRUST, CMO, 0.0578, DUE, 04/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.78%
Current Value	890		$ 890
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BNP PARIBAS, Corporate, 0.0305, DUE, 01/13/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.05%
Current Value	995		$ 995
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BNP PARIBAS, Corporate, 0.0305, DUE, 01/13/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.05%
Current Value	1,042		$ 1,042
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BOEING CO THE, Corporate, 0.022, DUE, 02/04/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.20%
Current Value	998		$ 998
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BOEING CO THE, Corporate, 0.0295, DUE, 02/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.95%
Current Value	678		$ 678
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BOEING CO THE, Corporate, 0.0325, DUE, 02/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	398		$ 398
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BOEING CO THE, Corporate, 0.0325, DUE, 02/01/2035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	592		$ 592
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BOEING CO THE, Corporate, 0.0325, DUE, 02/01/2035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	171		$ 171
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BOEING CO THE, Corporate, 0.0325, DUE, 02/01/2035 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	509		$ 509
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BRIXMOR OPERATING PARTNERSHIP, Corporate, 0.025, DUE, 08/16/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	198		$ 198
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BRIXMOR OPERATING PARTNERSHIP, Corporate, 0.0405, DUE, 07/01/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.05%
Current Value	276		$ 276
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BRIXMOR OPERATING PARTNERSHIP, Corporate, 0.0405, DUE, 07/01/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.05%
Current Value	1,234		$ 1,234
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BROADCOM INC, Corporate, 0.0314, DUE, 11/15/2035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.14%
Current Value	114		$ 114
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BROADCOM INC, Corporate, 0.0314, DUE, 11/15/2035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.14%
Current Value	1,022		$ 1,022
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BROADCOM INC, Corporate, 0.0319, DUE, 11/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.19%
Current Value	442		$ 442
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BROADCOM INC, Corporate, 0.0342, DUE, 04/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.42%
Current Value	1,034		$ 1,034
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 09/15/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	407		$ 407
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 09/15/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	1,174		$ 1,174
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 09/15/2031 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	407		$ 407
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BROADSTONE NET LEASE LLC, Corporate, 0.026, DUE, 09/15/2031 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	204		$ 204
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BUNGE LTD FINANCE CORP, Corporate, 0.0275, DUE, 05/14/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.75%
Current Value	1,838		$ 1,838
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, BUNGE LTD FINANCE CORP, Corporate, 0.0275, DUE, 05/14/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.75%
Current Value	505		$ 505
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CAESARS ENTERTAIN INC, Corporate, 0.065, DUE, 02/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	205		$ 205
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CAESARS ENTERTAIN INC, Corporate, 0.07, DUE, 02/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	207		$ 207
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CALPINE CORP, Corporate, 0.0375, DUE, 03/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.75%
Current Value	289		$ 289
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CANTOR COMMERCIAL REAL ESTATE, CMO, 0.0366, DUE, 05/15/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.66%
Current Value	280		$ 280
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CAPITAL ONE FINANCIAL CO, Corporate, 0.0588, DUE, 07/26/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	1,549		$ 1,549
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CARLISLE COS INC, Corporate, 0.022, DUE, 03/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.20%
Current Value	2,066		$ 2,066
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CARNIVAL CORP, Corporate, 0.0575, DUE, 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	515		$ 515
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CASSA DEPOSITI E PRESTIT, Foreign, 0.0438, DUE, 10/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	200		$ 200
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CASSA DEPOSITI E PRESTIT, Foreign, 0.0588, DUE, 04/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	211		$ 211
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CCO HLDGS LLC CAP CORP, Corporate, 0.055, DUE, 05/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	401		$ 401
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CD COMMERCIAL MORTGAGE TRUST, CMO, 0.0246, DUE, 08/10/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.46%
Current Value	984		$ 984
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CDW LLC, Corporate, 0.0328, DUE, 12/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.28%
Current Value	826		$ 826
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CELANESE US HOLDINGS LLC, Corporate, 0.0705, DUE, 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.05%
Current Value	212		$ 212
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CENOVUS ENERGY INC, Corporate, 0.0265, DUE, 01/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.65%
Current Value	124		$ 124
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CFCRE COMMERCIAL MORTGAGE TRUS, CMO, 0.0359, DUE, 12/10/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.59%
Current Value	524		$ 524
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CFK TRUST, CMO, 0.0239, DUE, 03/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.39%
Current Value	1,447		$ 1,447
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CHARTER COMM OPERATING LLC CAP, Corporate, 0.0225, DUE, 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	1,264		$ 1,264
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CHARTER COMM OPERATING LLC CAP, Corporate, 0.023, DUE, 02/01/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.30%
Current Value	682		$ 682
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CHARTER COMM OPERATING LLC CAP, Corporate, 0.023, DUE, 02/01/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.30%
Current Value	181		$ 181
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CHARTER COMM OPERATING LLC CAP, Corporate, 0.023, DUE, 02/01/2032 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.30%
Current Value	1,074		$ 1,074
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CHARTER COMM OPERATING LLC CAP, Corporate, 0.028, DUE, 04/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.80%
Current Value	324		$ 324
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CHESAPEAKE FUNDING II LLC, Asset Backed, 0.0552, DUE, 05/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.52%
Current Value	260		$ 260
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CIFC FUNDING LTD, CLO, 0.0508, DUE, 03/31/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.08%
Current Value	2,100		$ 2,100
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIBANK N.A., Notional Par Contrac, 0.01, DUE, 12/20/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP COML MTG TR CLASS A, CMO, 0.0311, DUE, 09/15/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.11%
Current Value	743		$ 743
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP COMMERCIAL MORTGAG, CMO, 0.0248, DUE, 02/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.48%
Current Value	1,109		$ 1,109
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP COMMERCIAL MORTGAG, CMO, 0.0268, DUE, 10/10/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.68%
Current Value	1,001		$ 1,001
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP COMMERCIAL MORTGAGE, CMO, 0.0258, DUE, 08/10/2049 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.58%
Current Value	951		$ 951
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP COMMERCIAL MORTGAGE, CMO, 0.0258, DUE, 08/10/2049 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.58%
Current Value	951		$ 951
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP COMMERCIAL MORTGAGE, CMO, 0.0265, DUE, 07/10/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.65%
Current Value	268		$ 268
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP COMMERCIAL MORTGAGE, CMO, 0.0346, DUE, 12/10/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.46%
Current Value	529		$ 529
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP COMMERCIAL MORTGAGE, CMO, 0.0396, DUE, 06/10/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.96%
Current Value	402		$ 402
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP INC, Corporate, 0.0146, DUE, 06/09/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.46%
Current Value	2,965		$ 2,965
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP INC, Corporate, 0.0256, DUE, 05/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.56%
Current Value	536		$ 536
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP INC, Corporate, 0.0445, DUE, 09/29/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.45%
Current Value	352		$ 352
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP INC, Corporate, 0.0445, DUE, 09/29/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.45%
Current Value	679		$ 679
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CITIGROUP INC, Corporate, 0.0445, DUE, 09/29/2027 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.45%
Current Value	1,761		$ 1,761
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CIVITAS RESOURCES INC, Corporate, 0.0838, DUE, 07/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.38%
Current Value	77		$ 77
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CIVITAS RESOURCES INC, Corporate, 0.0862, DUE, 11/01/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.62%
Current Value	52		$ 52
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CIVITAS RESOURCES INC, Corporate, 0.0862, DUE, 11/01/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.62%
Current Value	183		$ 183
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CIVITAS RESOURCES INC, Corporate, 0.0862, DUE, 11/01/2030 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.62%
Current Value	26		$ 26
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CIVITAS RESOURCES INC, Corporate, 0.0862, DUE, 11/01/2030 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.62%
Current Value	78		$ 78
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CIVITAS RESOURCES INC, Corporate, 0.0875, DUE, 07/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.75%
Current Value	52		$ 52
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CLEARNET, Notional Par Contrac, 0.0377, DUE, 08/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.77%
Current Value	248		$ 248
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CLEVELAND CLIFFS INC, Corporate, 0.0688, DUE, 11/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.88%
Current Value	119		$ 119
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CLEVELAND CLIFFS INC, Corporate, 0.0738, DUE, 05/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.38%
Current Value	57		$ 57
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, COLORADO INTERSTATE GAS CO LLC, Corporate, 0.0415, DUE, 08/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.15%
Current Value	170		$ 170
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, COMERICA INC, Corporate, 0.0598, DUE, 01/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.98%
Current Value	1,221		$ 1,221
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, COMM MORTGAGE TRUST, CMO, 0.0269, DUE, 08/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.69%
Current Value	2,094		$ 2,094
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, COMMERCIAL MORTGAGE SEPARATE ACCOUNT, Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	159,652		$ 159,652
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, COMMERCIAL MORTGAGE TRUST, CMO, 0.0283, DUE, 10/10/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.83%
Current Value	1,058		$ 1,058
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, COPT DEFENSE PROP LP, Corporate, 0.045, DUE, 10/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	179		$ 179
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CORP ANDINA DE FOMENTO, Foreign, 0.0225, DUE, 02/08/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	377		$ 377
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CORP ANDINA DE FOMENTO, Foreign, 0.05, DUE, 01/24/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	469		$ 469
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CORPORATE OFFICE PROP LP, Corporate, 0.0275, DUE, 04/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.75%
Current Value	799		$ 799
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, COX COMMUNICATIONS INC, Corporate, 0.026, DUE, 06/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	846		$ 846
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CREDIT AGRICOLE SA, Corporate, 0.0523, DUE, 01/09/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.23%
Current Value	643		$ 643
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CRH SMW FINANCE DAC, Corporate, 0.052, DUE, 05/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	1,074		$ 1,074
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CSC HOLDINGS LLC, Corporate, 0.065, DUE, 02/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	727		$ 727
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CSMC 18 RPL9, CMO, 0.0385, DUE, 09/25/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.85%
Current Value	346		$ 346
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CVS HEALTH CORP, Corporate, 0.0175, DUE, 08/21/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.75%
Current Value	792		$ 792
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, CVS HEALTH CORP, Corporate, 0.0175, DUE, 08/21/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.75%
Current Value	534		$ 534
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, DANA INC, Corporate, 0.0562, DUE, 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.62%
Current Value	475		$ 475
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, DEUTSCHE BANK COMMERCIAL MTG, CMO, 0.0164, DUE, 08/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.64%
Current Value	4,550		$ 4,550
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, DEUTSCHE BANK COMMERCIAL MTG, CMO, 0.0263, DUE, 08/10/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.63%
Current Value	1,306		$ 1,306
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, DIGITAL REALTY TRUST LP, Corporate, 0.036, DUE, 07/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.60%
Current Value	613		$ 613
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, DOMINION ENERGY INC, Corporate, 0.0285, DUE, 08/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.85%
Current Value	45		$ 45
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ELEVATION CLO LTD, CLO, 0.0512, DUE, 03/28/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.12%
Current Value	1,502		$ 1,502
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ELMWOOD CLO 39 LTD, CLO, 0.0502, DUE, 04/17/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.02%
Current Value	1,998		$ 1,998
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, EMERA US FINANCE LP, Corporate, 0.0355, DUE, 06/15/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.55%
Current Value	498		$ 498
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, EMERA US FINANCE LP, Corporate, 0.0355, DUE, 06/15/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.55%
Current Value	404		$ 404
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENEL FINANCE INTL NV, Corporate, 0.0212, DUE, 07/12/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.12%
Current Value	371		$ 371
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENEL FINANCE INTL NV, Corporate, 0.0212, DUE, 07/12/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.12%
Current Value	276		$ 276
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENEL FINANCE INTL NV, Corporate, 0.025, DUE, 07/12/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	1,116		$ 1,116
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENERGY TRANSFER LP, Corporate, 0.052, DUE, 04/01/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	284		$ 284
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENERGY TRANSFER LP, Corporate, 0.052, DUE, 04/01/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	129		$ 129
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENERGY TRANSFER LP, Corporate, 0.065, DUE, 01/30/3100
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.50%
Current Value	528		$ 528
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENERGY TRANSFER PARTNERS, Corporate, 0.0495, DUE, 06/15/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.95%
Current Value	158		$ 158
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENERGY TRANSFER PARTNERS, Corporate, 0.0495, DUE, 06/15/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.95%
Current Value	722		$ 722
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ENTERPRISE FLEET FINANCING LLC, Asset Backed, 0.0523, DUE, 03/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.23%
Current Value	525		$ 525
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FAIRFAX FINL HLDGS LTD, Corporate, 0.0485, DUE, 04/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.85%
Current Value	1,521		$ 1,521
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, CMO, 0.0296, DUE, 02/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.96%
Current Value	2,181		$ 2,181
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, CMO, 0.058, DUE, 07/25/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.80%
Current Value	3,526		$ 3,526
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Fed Agency, 0.03, DUE, 01/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	(3,100)		$ (3,100)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.02, DUE, 01/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	4,528		$ 4,528
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.02, DUE, 04/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	800		$ 800
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.02, DUE, 05/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	1,414		$ 1,414
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.02, DUE, 09/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	7,773		$ 7,773
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 02/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	3,127		$ 3,127
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 02/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	655		$ 655
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 04/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	609		$ 609
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	6,414		$ 6,414
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 08/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	1,307		$ 1,307
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 09/01/2046 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	121		$ 121
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 09/01/2046 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	60		$ 60
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	334		$ 334
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 12/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	199		$ 199
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.025, DUE, 12/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	1,663		$ 1,663
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 03/01/2043 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	400		$ 400
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 03/01/2043 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	144		$ 144
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	38		$ 38
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 04/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	114		$ 114
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 05/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	323		$ 323
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	28		$ 28
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 07/01/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	197		$ 197
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 08/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	263		$ 263
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 11/01/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	67		$ 67
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	679		$ 679
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 12/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	72		$ 72
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 12/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	149		$ 149
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.03, DUE, 12/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	2,858		$ 2,858
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 01/01/2041 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	176		$ 176
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 01/01/2041 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	396		$ 396
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 01/01/2046 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	72		$ 72
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 01/01/2046 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	71		$ 71
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 03/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	200		$ 200
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 05/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	392		$ 392
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 06/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	239		$ 239
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 06/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	469		$ 469
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 08/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	79		$ 79
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 08/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	37		$ 37
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 10/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	177		$ 177
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 12/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	177		$ 177
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 12/01/2046 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	123		$ 123
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.035, DUE, 12/01/2046 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	92		$ 92
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 01/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	267		$ 267
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	2,724		$ 2,724
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 07/01/2042 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	182		$ 182
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 07/01/2042 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	54		$ 54
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	467		$ 467
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 09/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	78		$ 78
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 09/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	68		$ 68
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 10/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	110		$ 110
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 11/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	98		$ 98
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.04, DUE, 12/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	68		$ 68
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 02/01/2041 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	224		$ 224
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 02/01/2041 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	42		$ 42
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 02/01/2041 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	62		$ 62
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 02/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	138		$ 138
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 06/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	56		$ 56
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 07/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	391		$ 391
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 08/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	78		$ 78
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 08/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	91		$ 91
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 08/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	143		$ 143
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	379		$ 379
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 09/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	76		$ 76
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 10/01/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	73		$ 73
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 10/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	127		$ 127
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.045, DUE, 11/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	48		$ 48
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.05, DUE, 02/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	40		$ 40
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.05, DUE, 06/01/2040 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	21		$ 21
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.05, DUE, 06/01/2040 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	25		$ 25
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.05, DUE, 06/01/2040 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	73		$ 73
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.05, DUE, 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	700		$ 700
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.05, DUE, 09/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	65		$ 65
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.055, DUE, 01/01/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	41		$ 41
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.055, DUE, 11/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	380		$ 380
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.06, DUE, 07/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	145		$ 145
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FANNIE MAE, Mortgage Backed, 0.06, DUE, 10/01/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.00%
Current Value	33		$ 33
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FIFTH THIRD BANCORP, Corporate, 0.0634, DUE, 07/27/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.34%
Current Value	1,316		$ 1,316
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FISERV INC, Corporate, 0.0545, DUE, 03/02/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.45%
Current Value	870		$ 870
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FLORIDA GAS TRANSMISSION, Corporate, 0.023, DUE, 10/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.30%
Current Value	164		$ 164
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FLORIDA GAS TRANSMISSION, Corporate, 0.0255, DUE, 07/01/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.55%
Current Value	444		$ 444
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FLORIDA GAS TRANSMISSION, Corporate, 0.0255, DUE, 07/01/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.55%
Current Value	277		$ 277
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FORD CREDIT AUTO OWNER TRUST F, Asset Backed, 0.0486, DUE, 08/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.86%
Current Value	2,160		$ 2,160
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FORD CREDIT FLOORPLAN MASTER O, Asset Backed, 0.0529, DUE, 04/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.29%
Current Value	1,527		$ 1,527
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FORD MOTOR CREDIT CO LLC, Corporate, 0.0412, DUE, 08/17/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	497		$ 497
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FORD MOTOR CREDIT CO LLC, Corporate, 0.0427, DUE, 01/09/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.27%
Current Value	597		$ 597
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FORD MOTOR CREDIT CO LLC, Corporate, 0.0585, DUE, 05/17/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.85%
Current Value	868		$ 868
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FORTIS INC, Corporate, 0.0306, DUE, 10/04/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.06%
Current Value	400		$ 400
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FORWORD AIR CORP, Corporate, 0.095, DUE, 10/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			9.50%
Current Value	185		$ 185
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.02, DUE, 01/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	74		$ 74
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.025, DUE, 01/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	96		$ 96
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.03, DUE, 02/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	410		$ 410
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.03, DUE, 06/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	94		$ 94
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.03, DUE, 12/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	289		$ 289
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.035, DUE, 02/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	255		$ 255
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.035, DUE, 08/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	619		$ 619
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.035, DUE, 10/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	155		$ 155
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.04, DUE, 04/01/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	61		$ 61
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.04, DUE, 04/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	52		$ 52
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.04, DUE, 08/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	170		$ 170
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.04, DUE, 10/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	206		$ 206
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.04, DUE, 12/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	139		$ 139
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.045, DUE, 06/01/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	40		$ 40
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.045, DUE, 09/01/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	63		$ 63
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC GOLD, Mortgage Backed, 0.045, DUE, 12/01/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	144		$ 144
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, CMO, 0.058, DUE, 06/25/2055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.80%
Current Value	628		$ 628
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, CMO, 0.058, DUE, 06/25/2055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.80%
Current Value	717		$ 717
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.02, DUE, 01/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	980		$ 980
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.02, DUE, 03/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	2,796		$ 2,796
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.025, DUE, 07/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	332		$ 332
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.025, DUE, 08/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	666		$ 666
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.025, DUE, 10/01/2051 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	2,856		$ 2,856
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.025, DUE, 10/01/2051 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	1,332		$ 1,332
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 01/01/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	133		$ 133
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 01/01/2052 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	321		$ 321
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 01/01/2052 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	963		$ 963
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 04/01/2052 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	257		$ 257
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 04/01/2052 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	423		$ 423
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 09/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	107		$ 107
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 09/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	2,012		$ 2,012
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.03, DUE, 12/01/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	39		$ 39
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.035, DUE, 11/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	293		$ 293
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.04, DUE, 09/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	776		$ 776
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.05, DUE, 01/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	1,942		$ 1,942
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.05, DUE, 02/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	86		$ 86
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.05, DUE, 11/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	531		$ 531
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.05, DUE, 11/01/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	478		$ 478
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, FREDDIE MAC, Mortgage Backed, 0.055, DUE, 02/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	842		$ 842
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GAP INC THE, Corporate, 0.0388, DUE, 10/01/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	328		$ 328
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GAP INC THE, Corporate, 0.0388, DUE, 10/01/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	463		$ 463
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GENERAL MOTORS FINL CO, Corporate, 0.0235, DUE, 01/08/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.35%
Current Value	1,422		$ 1,422
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GENERAL MOTORS FINL CO, Corporate, 0.024, DUE, 10/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.40%
Current Value	324		$ 324
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GENERAL MOTORS FINL CO, Corporate, 0.027, DUE, 08/20/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.70%
Current Value	362		$ 362
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GENERAL MOTORS FINL CO, Corporate, 0.0385, DUE, 01/05/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.85%
Current Value	308		$ 308
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GENERAL MOTORS FINL CO, Corporate, 0.0555, DUE, 07/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.55%
Current Value	1,369		$ 1,369
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.025, DUE, 12/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.50%
Current Value	42		$ 42
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.03, DUE, 01/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	68		$ 68
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.03, DUE, 03/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	45		$ 45
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.03, DUE, 05/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	64		$ 64
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.03, DUE, 09/20/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	99		$ 99
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.03, DUE, 12/20/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	69		$ 69
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 03/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	83		$ 83
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 03/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	44		$ 44
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 04/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	47		$ 47
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 05/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	103		$ 103
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 07/20/2046 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	169		$ 169
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 07/20/2046 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	114		$ 114
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 10/20/2042 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	198		$ 198
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 10/20/2042 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	156		$ 156
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 11/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	263		$ 263
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 12/20/2042 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	93		$ 93
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 12/20/2042 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	105		$ 105
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 12/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	124		$ 124
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 12/20/2046 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	42		$ 42
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.035, DUE, 12/20/2046 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	206		$ 206
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 02/20/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	53		$ 53
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 03/20/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	116		$ 116
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 06/20/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	85		$ 85
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 08/20/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	107		$ 107
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 09/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	162		$ 162
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 10/20/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	226		$ 226
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 10/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	32		$ 32
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 11/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	38		$ 38
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 11/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	48		$ 48
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.04, DUE, 12/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	70		$ 70
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.045, DUE, 03/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	37		$ 37
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.045, DUE, 05/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	26		$ 26
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.045, DUE, 08/20/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	122		$ 122
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.045, DUE, 09/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	34		$ 34
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.045, DUE, 10/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	40		$ 40
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.045, DUE, 11/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	62		$ 62
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.05, DUE, 04/20/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	21		$ 21
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.05, DUE, 07/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	96		$ 96
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE II, Mortgage Backed, 0.05, DUE, 11/20/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	158		$ 158
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.02, DUE, 10/20/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.00%
Current Value	386		$ 386
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.03, DUE, 01/20/2044 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	21		$ 21
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.03, DUE, 01/20/2044 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	44		$ 44
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.03, DUE, 09/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	56		$ 56
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.03, DUE, 09/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	68		$ 68
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.035, DUE, 10/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	109		$ 109
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.04, DUE, 01/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	67		$ 67
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.04, DUE, 06/20/2052 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	389		$ 389
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.04, DUE, 06/20/2052 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	381		$ 381
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.04, DUE, 08/20/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	1,213		$ 1,213
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.04, DUE, 10/20/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	119		$ 119
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.04, DUE, 10/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	123		$ 123
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.045, DUE, 04/15/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	39		$ 39
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.045, DUE, 10/20/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	591		$ 591
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.045, DUE, 10/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	34		$ 34
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GINNIE MAE, Mortgage Backed, 0.045, DUE, 12/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	78		$ 78
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GLP CAPITAL LP FINANCE II, Corporate, 0.053, DUE, 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.30%
Current Value	1,018		$ 1,018
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GM FINANCIAL REVOLVING RECEIV, Asset Backed, 0.0498, DUE, 12/11/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.98%
Current Value	1,132		$ 1,132
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GOLDMAN SACHS GROUP INC, Corporate, 0.0262, DUE, 04/22/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.62%
Current Value	853		$ 853
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GOLDMAN SACHS GROUP INC, Corporate, 0.0381, DUE, 04/23/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.81%
Current Value	661		$ 661
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GRAPHIC PACKAGING INTERN, Corporate, 0.035, DUE, 03/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	478		$ 478
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GREYWOLF CLO LTD, CLO, 0.0532, DUE, 10/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.32%
Current Value	166		$ 166
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GS MORTGAGE SECURITIES TRUST, CMO, 0.0156, DUE, 12/12/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.56%
Current Value	865		$ 865
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GS MORTGAGE SECURITIES TRUST, CMO, 0.0264, DUE, 02/13/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.64%
Current Value	3,149		$ 3,149
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GS MORTGAGE SECURITIES TRUST, CMO, 0.0279, DUE, 05/10/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.79%
Current Value	140		$ 140
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, GS MORTGAGE SECURITIES TRUST, CMO, 0.032, DUE, 08/10/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.20%
Current Value	274		$ 274
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, HARRIMAN PARK CLO, CLO, 0.0518, DUE, 07/20/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.18%
Current Value	1,003		$ 1,003
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, HEALTHPEAK PROPERTIES, Corporate, 0.0288, DUE, 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.88%
Current Value	348		$ 348
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, HILCORP ENERGY I HILCORP, Corporate, 0.0575, DUE, 02/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	691		$ 691
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, HSBC HOLDINGS PLC, Corporate, 0.0201, DUE, 09/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.01%
Current Value	193		$ 193
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, HUNTINGTON BANCSHARES, Corporate, 0.0621, DUE, 08/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.21%
Current Value	1,311		$ 1,311
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, HUNTINGTON INGALLS INDUS, Corporate, 0.042, DUE, 05/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.20%
Current Value	724		$ 724
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, HYDRO QUEBEC, Foreign, 0.0938, DUE, 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			9.38%
Current Value	1,081		$ 1,081
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ICG US CLO LTD, CLO, 0.0528, DUE, 01/25/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.28%
Current Value	1,506		$ 1,506
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ICON INVESTMENTS SIX DAC, Corporate, 0.0585, DUE, 05/08/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.85%
Current Value	533		$ 533
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, IMPERIAL BRANDS FIN PLC, Corporate, 0.0388, DUE, 07/26/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	1,295		$ 1,295
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, INDONESIA REPUBLIC OF, Foreign, 0.035, DUE, 01/11/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	198		$ 198
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, INTERCONTINENTAL EXCHANGE, Notional Par Contrac, 0.01, DUE, 12/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.00%
Current Value	457		$ 457
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, INVITATION HOMES OP, Corporate, 0.0545, DUE, 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.45%
Current Value	1,041		$ 1,041
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, IPALCO ENTERPRISES INC, Corporate, 0.0425, DUE, 05/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.25%
Current Value	122		$ 122
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JDE PEET S NV, Corporate, 0.0138, DUE, 01/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.38%
Current Value	1,792		$ 1,792
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JEFFERIES FINANCE LLC, Corporate, 0.05, DUE, 08/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	409		$ 409
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JEFFERIES GROUP LLC, Corporate, 0.0262, DUE, 10/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.62%
Current Value	58		$ 58
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JP MORGAN CHASE COMMERCIAL MTG, CMO, 0.0263, DUE, 08/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.63%
Current Value	652		$ 652
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JPMORGAN CHASE & CO, Corporate, 0.0295, DUE, 02/24/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.95%
Current Value	1,660		$ 1,660
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JPMORGAN CHASE & CO, Corporate, 0.0295, DUE, 02/24/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.95%
Current Value	1,482		$ 1,482
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JPMORGAN CHASE & CO, Corporate, 0.0351, DUE, 01/23/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.51%
Current Value	495		$ 495
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JPMORGAN CHASE & CO, Corporate, 0.0351, DUE, 01/23/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.51%
Current Value	1,981		$ 1,981
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, JPMORGAN CHASE & CO, Corporate, 0.0351, DUE, 01/23/2029 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.51%
Current Value	2,476		$ 2,476
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KB HOME, Corporate, 0.04, DUE, 06/15/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	260		$ 260
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KB HOME, Corporate, 0.04, DUE, 06/15/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	378		$ 378
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KIMCO REALTY CORP, Corporate, 0.0225, DUE, 12/01/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	1,053		$ 1,053
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KIMCO REALTY CORP, Corporate, 0.0225, DUE, 12/01/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	342		$ 342
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KIMCO REALTY CORP, Corporate, 0.0225, DUE, 12/01/2031 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	244		$ 244
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KIMCO REALTY CORP, Corporate, 0.0225, DUE, 12/01/2031 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.25%
Current Value	124		$ 124
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KONTOOR BRANDS INC, Corporate, 0.0412, DUE, 11/15/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	310		$ 310
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KONTOOR BRANDS INC, Corporate, 0.0412, DUE, 11/15/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	596		$ 596
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, KONTOOR BRANDS INC, Corporate, 0.0412, DUE, 11/15/2029 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	191		$ 191
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LAMB WESTON HLD, Corporate, 0.0412, DUE, 01/31/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	483		$ 483
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LAMB WESTON HLD, Corporate, 0.0412, DUE, 01/31/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	314		$ 314
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LAMB WESTON HLD, Corporate, 0.0438, DUE, 01/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	238		$ 238
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LAS VEGAS SANDS CORP, Corporate, 0.0562, DUE, 06/15/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.62%
Current Value	318		$ 318
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LAS VEGAS SANDS CORP, Corporate, 0.0562, DUE, 06/15/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.62%
Current Value	872		$ 872
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LEIDOS INC, Corporate, 0.0438, DUE, 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	1,059		$ 1,059
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LINCOLN NATIONAL CORP, Corporate, 0.034, DUE, 03/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.40%
Current Value	380		$ 380
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LINEAGE OP LP, Corporate, 0.0525, DUE, 07/15/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	167		$ 167
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LINEAGE OP LP, Corporate, 0.0525, DUE, 07/15/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	975		$ 975
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LINEAGE OP LP, Corporate, 0.0525, DUE, 07/15/2030 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	677		$ 677
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LINEAGE OP LP, Corporate, 0.0525, DUE, 07/15/2030 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	409		$ 409
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LLOYDS TSB GROUP PLC, Corporate, 0.0482, DUE, 06/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.82%
Current Value	2,461		$ 2,461
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LUNDIN ENERGY FI, Corporate, 0.031, DUE, 07/15/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.10%
Current Value	307		$ 307
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, LUNDIN ENERGY FI, Corporate, 0.031, DUE, 07/15/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.10%
Current Value	826		$ 826
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MADISON PARK FUNDING LTD, CLO, 0.0526, DUE, 10/16/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.26%
Current Value	2,258		$ 2,258
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MARATHON PETROLEUM CORP, Corporate, 0.038, DUE, 04/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.80%
Current Value	826		$ 826
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MARBLE POINT CLO XVIII LTD, CLO, 0.0511, DUE, 03/15/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.11%
Current Value	2,000		$ 2,000
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MARRIOTT INTERNATIONAL INC, Corporate, 0.055, DUE, 04/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	1,066		$ 1,066
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MARTIN MARIETTA MATERIAL, Corporate, 0.0515, DUE, 12/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.15%
Current Value	557		$ 557
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MATTAMY GROUP CORP, Corporate, 0.0462, DUE, 03/01/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	582		$ 582
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MATTAMY GROUP CORP, Corporate, 0.0462, DUE, 03/01/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	267		$ 267
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, META PLATFORMS INC, Corporate, 0.046, DUE, 11/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.60%
Current Value	126		$ 126
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, META PLATFORMS INC, Corporate, 0.0488, DUE, 11/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.88%
Current Value	410		$ 410
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MID-ATLANTIC INTERSTATE, Corporate, 0.041, DUE, 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.10%
Current Value	250		$ 250
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MINERAL RESOURCES LTD, Corporate, 0.07, DUE, 04/01/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	31		$ 31
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MINERAL RESOURCES LTD, Corporate, 0.07, DUE, 04/01/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.00%
Current Value	31		$ 31
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MITSUBISHI UFJ FINANCIAL GROUP, Corporate, 0.0231, DUE, 07/20/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.31%
Current Value	1,213		$ 1,213
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MIZUHO FINANCIAL GROUP, Corporate, 0.0287, DUE, 09/13/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.87%
Current Value	1,506		$ 1,506
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY & CO INTL PLC, Notional Par Contrac, 0.01, DUE, 12/20/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.00%
Current Value	1		$ 1
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY & CO INTL PLC, Notional Par Contrac, 0.01, DUE, 12/20/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY & CO INTL PLC, Notional Par Contrac, 0.01, DUE, 12/20/2026 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY BAML TRUST, CMO, 0.0346, DUE, 12/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.46%
Current Value	566		$ 566
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY BAML TRUST, CMO, 0.0564, DUE, 03/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.64%
Current Value	1,150		$ 1,150
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY CAPITAL I TRUST, CMO, 0.0232, DUE, 10/15/2054 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.32%
Current Value	2,233		$ 2,233
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY CAPITAL I TRUST, CMO, 0.0232, DUE, 10/15/2054 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.32%
Current Value	558		$ 558
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY CAPITAL I TRUST, CMO, 0.0245, DUE, 02/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.45%
Current Value	2,756		$ 2,756
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY CAPITAL I TRUST, CMO, 0.0253, DUE, 08/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.53%
Current Value	582		$ 582
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY, Corporate, 0.0193, DUE, 04/28/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.93%
Current Value	852		$ 852
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY, Corporate, 0.0224, DUE, 07/21/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.24%
Current Value	1,777		$ 1,777
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY, Corporate, 0.027, DUE, 01/22/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.70%
Current Value	939		$ 939
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY, Corporate, 0.0377, DUE, 01/24/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.77%
Current Value	65		$ 65
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY, Corporate, 0.0395, DUE, 04/23/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	1,499		$ 1,499
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY, Corporate, 0.0435, DUE, 09/08/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.35%
Current Value	501		$ 501
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MORGAN STANLEY, Corporate, 0.0435, DUE, 09/08/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.35%
Current Value	250		$ 250
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MOTOROLA SOLUTIONS INC, Corporate, 0.0485, DUE, 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.85%
Current Value	857		$ 857
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPLX LP, Corporate, 0.0175, DUE, 03/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.75%
Current Value	946		$ 946
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPLX LP, Corporate, 0.0265, DUE, 08/15/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.65%
Current Value	172		$ 172
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPLX LP, Corporate, 0.0265, DUE, 08/15/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.65%
Current Value	927		$ 927
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPLX LP, Corporate, 0.04, DUE, 03/15/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	290		$ 290
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPLX LP, Corporate, 0.04, DUE, 03/15/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	130		$ 130
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPLX LP, Corporate, 0.0412, DUE, 03/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.12%
Current Value	55		$ 55
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPLX LP, Corporate, 0.048, DUE, 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.80%
Current Value	410		$ 410
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPLX LP, Corporate, 0.055, DUE, 06/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	475		$ 475
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MPT OPERATING PARTNERSHIP LP, Corporate, 0.05, DUE, 10/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	290		$ 290
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MYLAN NV, Corporate, 0.0395, DUE, 06/15/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	324		$ 324
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MYLAN NV, Corporate, 0.0395, DUE, 06/15/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	473		$ 473
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MYLAN NV, Corporate, 0.0395, DUE, 06/15/2026 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	797		$ 797
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, MYLAN NV, Corporate, 0.0395, DUE, 06/15/2026 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.95%
Current Value	205		$ 205
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NATIONAL FUEL GAS CO, Corporate, 0.055, DUE, 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	1,222		$ 1,222
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NAVIENT STUDENT LOAN TRUST, Asset Backed, 0.0313, DUE, 02/15/2068
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.13%
Current Value	64		$ 64
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NEW RESIDENTIAL MORTGAGE LOAN, CMO, 0.046, DUE, 01/25/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.60%
Current Value	91		$ 91
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NEWELL BRANDS INC, Corporate, 0.0638, DUE, 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.38%
Current Value	59		$ 59
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NEWELL BRANDS INC, Corporate, 0.0662, DUE, 05/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.62%
Current Value	34		$ 34
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NISOURCE INC, Corporate, 0.052, DUE, 07/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	541		$ 541
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NOMURA HOLDINGS INC, Corporate, 0.0261, DUE, 07/14/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.61%
Current Value	633		$ 633
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NOMURA HOLDINGS INC, Corporate, 0.0261, DUE, 07/14/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.61%
Current Value	221		$ 221
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NOMURA HOLDINGS INC, Corporate, 0.0271, DUE, 01/22/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.71%
Current Value	1,165		$ 1,165
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NORDSON CORP, Corporate, 0.045, DUE, 12/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	806		$ 806
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, NRG ENERGY INC, Corporate, 0.0575, DUE, 01/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	902		$ 902
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, OCCIDENTAL PETROLEUM COR, Corporate, 0.0555, DUE, 10/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.55%
Current Value	189		$ 189
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, OHIOHEALTH CORP, Corporate, 0.023, DUE, 11/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.30%
Current Value	1,583		$ 1,583
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONE NEW YORK PLAZA TRUST, CMO, 0.0481, DUE, 01/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.81%
Current Value	1,344		$ 1,344
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEMAIN FINANCIAL ISSUANCE TR, Asset Backed, 0.0175, DUE, 09/14/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.75%
Current Value	227		$ 227
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEMAIN FINANCIAL ISSUANCE TR, Asset Backed, 0.0482, DUE, 07/14/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.82%
Current Value	1,719		$ 1,719
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEMAIN FINANCIAL ISSUANCE TRU, Asset Backed, 0.0474, DUE, 06/16/2036 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.74%
Current Value	100		$ 100
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEMAIN FINANCIAL ISSUANCE TRU, Asset Backed, 0.0474, DUE, 06/16/2036 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.74%
Current Value	1,201		$ 1,201
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEMAIN FINANCIAL ISSUANCE TRU, Asset Backed, 0.0474, DUE, 06/16/2036 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.74%
Current Value	100		$ 100
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEOK INC, Corporate, 0.031, DUE, 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.10%
Current Value	1,428		$ 1,428
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEOK INC, Corporate, 0.04, DUE, 07/13/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	65		$ 65
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEOK INC, Corporate, 0.04, DUE, 07/13/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.00%
Current Value	400		$ 400
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEOK INC, Corporate, 0.0505, DUE, 11/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.05%
Current Value	521		$ 521
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ONEOK INC, Corporate, 0.0605, DUE, 09/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.05%
Current Value	799		$ 799
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ORACLE CORP, Corporate, 0.0295, DUE, 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.95%
Current Value	776		$ 776
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, OTHER ASSETS, US Govt Bonds, 0.0362, DUE, 12/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,690		$ 5,690
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, OVINTIV INC, Corporate, 0.0565, DUE, 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.65%
Current Value	1,287		$ 1,287
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PACIFIC GAS & ELECTRIC, Corporate, 0.05, DUE, 06/04/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.00%
Current Value	1,414		$ 1,414
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PACIFICORP, Corporate, 0.027, DUE, 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.70%
Current Value	193		$ 193
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PHINIA INC, Corporate, 0.0675, DUE, 04/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	233		$ 233
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PIEDMONT HEALTHCARE INC, Corporate, 0.0204, DUE, 01/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.04%
Current Value	989		$ 989
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PILGRIM S PRIDE CORP, Corporate, 0.0425, DUE, 04/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.25%
Current Value	975		$ 975
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PNC BANK NA, Corporate, 0.0405, DUE, 07/26/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.05%
Current Value	781		$ 781
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PNC BANK NA, Corporate, 0.0405, DUE, 07/26/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.05%
Current Value	190		$ 190
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PRIVEST SEPARATE ACCOUNT, Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	199,278		$ 199,278
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PROVIDENCE HEALTH & SVCS, Corporate, 0.0275, DUE, 10/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.75%
Current Value	213		$ 213
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, PVH CORP, Corporate, 0.055, DUE, 06/13/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	168		$ 168
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, QATAR PETROLEUM, Corporate, 0.0138, DUE, 09/12/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.38%
Current Value	429		$ 429
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, QATAR PETROLEUM, Corporate, 0.0138, DUE, 09/12/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.38%
Current Value	222		$ 222
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, QATAR PETROLEUM, Corporate, 0.0138, DUE, 09/12/2026 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.38%
Current Value	328		$ 328
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, QNITY ELECTRONICS INC, Corporate, 0.0575, DUE, 08/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	26		$ 26
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, QNITY ELECTRONICS INC, Corporate, 0.0625, DUE, 08/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.25%
Current Value	16		$ 16
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, QUIKRETE HOLDINGS INC, Corporate, 0.0638, DUE, 03/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.38%
Current Value	271		$ 271
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, REALTY INCOME CORP, Corporate, 0.021, DUE, 03/15/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.10%
Current Value	913		$ 913
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, REALTY INCOME CORP, Corporate, 0.021, DUE, 03/15/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.10%
Current Value	913		$ 913
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, REALTY INCOME CORP, Corporate, 0.0325, DUE, 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.25%
Current Value	667		$ 667
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, REGAL REXNORD CORP, Corporate, 0.0605, DUE, 04/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.05%
Current Value	1,096		$ 1,096
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, REGATTA VIII FUNDING LTD, CLO, 0.0543, DUE, 04/17/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.43%
Current Value	902		$ 902
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, REGATTA XII FUNDING LTD, CLO, 0.0529, DUE, 10/15/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.29%
Current Value	3,765		$ 3,765
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ROCKFORD TOWER CLO LTD, CLO, 0.052, DUE, 03/15/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	1,755		$ 1,755
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ROCKIES EXPRESS PIPELINE, Corporate, 0.0675, DUE, 03/15/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	16		$ 16
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, ROCKIES EXPRESS PIPELINE, Corporate, 0.0675, DUE, 03/15/2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.75%
Current Value	127		$ 127
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SANTANDER DRIVE AUTO REC, Asset Backed, 0.0506, DUE, 05/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.06%
Current Value	1,518		$ 1,518
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SANTANDER DRIVE AUTO REC, Asset Backed, 0.0584, DUE, 06/17/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.84%
Current Value	511		$ 511
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SANTANDER DRIVE AUTO RECEIVAB, Asset Backed, 0.0564, DUE, 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.64%
Current Value	1,529		$ 1,529
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SEALED AIR CORP, Corporate, 0.0157, DUE, 10/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			1.57%
Current Value	612		$ 612
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SHERWIN WILLIAMS CO, Corporate, 0.045, DUE, 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	318		$ 318
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SILVER ROCK CLO LTD, CLO, 0.0492, DUE, 01/20/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.92%
Current Value	999		$ 999
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SILVER ROCK CLO LTD, CLO, 0.0576, DUE, 01/20/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.76%
Current Value	3,256		$ 3,256
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SIXTH STREET CLO LTD, CLO, 0.0508, DUE, 01/17/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.08%
Current Value	2,203		$ 2,203
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SMITHFIELD FOODS, Corporate, 0.052, DUE, 04/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	1,520		$ 1,520
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOCIAL PROFESSIONAL LOAN PROG, Asset Backed, 0.036, DUE, 02/25/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.60%
Current Value	68		$ 68
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOCIAL PROFESSIONAL LOAN PROGR, Asset Backed, 0.0237, DUE, 11/16/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.37%
Current Value	137		$ 137
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOCIAL PROFESSIONAL LOAN PROGR, Asset Backed, 0.0254, DUE, 05/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.54%
Current Value	251		$ 251
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOCIETE GENERALE, Corporate, 0.028, DUE, 01/19/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.80%
Current Value	1,379		$ 1,379
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOUTHERN CAL EDISON, Corporate, 0.053, DUE, 03/01/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.30%
Current Value	618		$ 618
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOUTHERN CAL EDISON, Corporate, 0.053, DUE, 03/01/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.30%
Current Value	766		$ 766
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOUTHWEST AIRLINES CO, Corporate, 0.0512, DUE, 06/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.12%
Current Value	547		$ 547
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOUTHWESTERN ELECTRIC POWER, Corporate, 0.041, DUE, 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.10%
Current Value	900		$ 900
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SOUTHWESTERN ENERGY CO, Corporate, 0.0475, DUE, 02/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.75%
Current Value	1,483		$ 1,483
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SP POWERASSETS LTD, Corporate, 0.03, DUE, 09/26/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.00%
Current Value	321		$ 321
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SPECTRA ENERGY PARTNERS, Corporate, 0.0338, DUE, 10/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.38%
Current Value	95		$ 95
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SPRINGLEAF FINANCE CORP, Corporate, 0.0538, DUE, 11/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	600		$ 600
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SPRINGLEAF FINANCE CORP, Corporate, 0.0712, DUE, 03/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.12%
Current Value	526		$ 526
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STANDARD INDUSTRIES INC, Corporate, 0.0338, DUE, 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.38%
Current Value	183		$ 183
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STATE STREET STIF, Sweep Investment, N/A, N/A, N/A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,540		1,540
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STATE STREET STIF, Sweep Investment, N/A, N/A, N/A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	173		173
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STATE STREET STIF, Sweep Investment, N/A, N/A, N/A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	158		158
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STATE STREET STIF, Sweep Investment, N/A, N/A, N/A 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,573		1,573
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STATE STREET STIF, Sweep Investment, N/A, N/A, N/A 5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,032		1,032
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STATE STREET STIF, Sweep Investment, N/A, N/A, N/A 6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	963		$ 963
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STL HOLDING CO LLC, Corporate, 0.0875, DUE, 02/15/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.75%
Current Value	368		$ 368
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, STL HOLDING CO LLC, Corporate, 0.0875, DUE, 02/15/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			8.75%
Current Value	263		$ 263
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SUBTOTAL excluding Separate Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	420,628		$ 420,628
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SUN COMMUNITIES OPER LTD, Corporate, 0.027, DUE, 07/15/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.70%
Current Value	910		$ 910
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SUN COMMUNITIES OPER LTD, Corporate, 0.027, DUE, 07/15/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.70%
Current Value	806		$ 806
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, SUNOCO LP FINANCE CORP, Corporate, 0.0588, DUE, 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	451		$ 451
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, T MOBILE USA INC, Corporate, 0.0388, DUE, 04/15/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	920		$ 920
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, T MOBILE USA INC, Corporate, 0.0388, DUE, 04/15/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	1,982		$ 1,982
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TALLGRASS ENERGY PARTNERS LP, Corporate, 0.055, DUE, 01/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.50%
Current Value	300		$ 300
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TARGA RESOURCES CORP, Corporate, 0.049, DUE, 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.90%
Current Value	1,943		$ 1,943
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TAYLOR MORRISON CMNTYS INC, Corporate, 0.0512, DUE, 08/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.12%
Current Value	327		$ 327
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TENN VALLEY AUTHORITY, Fed Agency, 0.0525, DUE, 02/01/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	498		$ 498
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TEREX CORP, Corporate, 0.0625, DUE, 10/15/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.25%
Current Value	205		$ 205
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TEREX CORP, Corporate, 0.0625, DUE, 10/15/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.25%
Current Value	436		$ 436
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TEXAS DEBT CAPITAL CLO LTD, CLO, 0.0501, DUE, 04/24/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.01%
Current Value	1,948		$ 1,948
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TEXAS EASTERN TRANSMISSION LP, Corporate, 0.035, DUE, 01/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.50%
Current Value	193		$ 193
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TIKEHAU US CLO LTD, CLO, 0.0537, DUE, 01/18/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.37%
Current Value	2,001		$ 2,001
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TOWD POINT MORTGAGE TRUST, Asset Backed, 0.0485, DUE, 10/25/2059
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.85%
Current Value	41		$ 41
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TRI POINTE GROUP INC, Corporate, 0.057, DUE, 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.70%
Current Value	279		$ 279
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TRI POINTE HOMES INC, Corporate, 0.0525, DUE, 06/01/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	111		$ 111
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TRI POINTE HOMES INC, Corporate, 0.0525, DUE, 06/01/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.25%
Current Value	139		$ 139
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, TRUIST FINANCIAL CORP, Corporate, 0.0605, DUE, 06/08/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			6.05%
Current Value	1,260		$ 1,260
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, Total Prudential Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	779,558		$ 779,558
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, UBS COMMERCIAL MORTGAGE TRUST, CMO, 0.039, DUE, 02/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.90%
Current Value	538		$ 538
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, UNITED RENTALS NORTH AM, Corporate, 0.0388, DUE, 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.88%
Current Value	479		$ 479
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, UNITEDHEALTH GROUP INC, Corporate, 0.045, DUE, 04/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	994		$ 994
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, UNIV OF CALIFORNIA CA REGENTS MED, Municipals, 0.0413, DUE, 05/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.13%
Current Value	675		$ 675
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, UNIVERSAL HEALTH SVCS, Corporate, 0.0265, DUE, 01/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.65%
Current Value	1,282		$ 1,282
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR NOTE CBT MAR26, Futures, 0, DUE, 03/31/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(11)		$ (11)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR NOTE CBT MAR26, Futures, 0, DUE, 03/31/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(19)		$ (19)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR NOTE CBT MAR26, Futures, 0, DUE, 03/31/2026 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(1)		$ (1)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR NOTE CBT MAR26, Futures, 0, DUE, 03/31/2026 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(1)		$ (1)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(1)		$ (1)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(1)		$ (1)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(17)		$ (17)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(13)		$ (13)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(3)		$ (3)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(1)		$ (1)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(5)		$ (5)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(7)		$ (7)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(5)		$ (5)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 10YR ULTRA FUT MAR26, Futures, 0, DUE, 03/31/2026 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(8)		$ (8)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	1		$ 1
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	3		$ 3
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	1		$ 1
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(2)		$ (2)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 2YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	1		$ 1
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 5YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(16)		$ (16)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 5YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(1)		$ (1)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 5YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(1)		$ (1)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US 5YR NOTE CBT MAR26, Futures, 0, DUE, 04/03/2026 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	(2)		$ (2)
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US LONG BOND CBT MAR26, Futures, 0, DUE, 03/31/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US LONG BOND CBT MAR26, Futures, 0, DUE, 03/31/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			0.00%
Current Value	2		$ 2
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US TREASURY N B, US Govt Bonds, 0.0362, DUE, 12/31/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.62%
Current Value	154		$ 154
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US TREASURY N B, US Govt Bonds, 0.0362, DUE, 12/31/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.62%
Current Value	159		$ 159
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US TREASURY SEC, US Govt Bonds, 0.0438, DUE, 08/15/2043 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	829		$ 829
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US TREASURY SEC, US Govt Bonds, 0.0438, DUE, 08/15/2043 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	2,066		$ 2,066
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, US TREASURY SEC, US Govt Bonds, 0.0438, DUE, 08/15/2043 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.38%
Current Value	1,035		$ 1,035
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VAR ENERGI ASA, Corporate, 0.0588, DUE, 05/22/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.88%
Current Value	1,302		$ 1,302
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VENTURE GLOBAL PLAQUE, Corporate, 0.075, DUE, 05/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			7.50%
Current Value	540		$ 540
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VERIZON COMMUNICATIONS, Corporate, 0.0255, DUE, 03/21/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.55%
Current Value	439		$ 439
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VIATRIS INC, Corporate, 0.027, DUE, 06/22/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.70%
Current Value	462		$ 462
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VIATRIS INC, Corporate, 0.0385, DUE, 06/22/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.85%
Current Value	219		$ 219
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VICI PROPERTIES NOTE, Corporate, 0.0575, DUE, 02/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.75%
Current Value	1,188		$ 1,188
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VISTRA OPERATIONS CO LLC, Corporate, 0.037, DUE, 01/30/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.70%
Current Value	715		$ 715
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VISTRA OPERATIONS CO LLC, Corporate, 0.037, DUE, 01/30/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.70%
Current Value	745		$ 745
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VOLKSWAGEN GROUP AMERICA, Corporate, 0.0565, DUE, 03/25/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.65%
Current Value	696		$ 696
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, VOYA CLO LTD, CLO, 0.0522, DUE, 01/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.22%
Current Value	385		$ 385
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WABTEC, Corporate, 0.047, DUE, 09/15/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.70%
Current Value	304		$ 304
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WABTEC, Corporate, 0.047, DUE, 09/15/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.70%
Current Value	1,747		$ 1,747
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WASTE CONNECTIONS INC, Corporate, 0.026, DUE, 02/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.60%
Current Value	1,179		$ 1,179
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WEIR GROUP PLC THE, Corporate, 0.0535, DUE, 05/06/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.35%
Current Value	1,290		$ 1,290
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLPOINT INC, Corporate, 0.0462, DUE, 05/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.62%
Current Value	653		$ 653
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO & COMPANY, Corporate, 0.0239, DUE, 06/02/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.39%
Current Value	2,443		$ 2,443
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO & COMPANY, Corporate, 0.0335, DUE, 03/02/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.35%
Current Value	280		$ 280
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO & COMPANY, Corporate, 0.052, DUE, 01/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.20%
Current Value	958		$ 958
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO COMMERCIAL MORTGAG, CMO, 0.024, DUE, 08/15/2049 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.40%
Current Value	1,061		$ 1,061
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO COMMERCIAL MORTGAG, CMO, 0.024, DUE, 08/15/2049 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.40%
Current Value	110		$ 110
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO COMMERCIAL MORTGAG, CMO, 0.0268, DUE, 10/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.68%
Current Value	878		$ 878
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO COMMERCIAL MORTGAG, CMO, 0.0389, DUE, 08/15/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.89%
Current Value	1,645		$ 1,645
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO COMMERCIAL MTG, CMO, 0.0246, DUE, 02/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.46%
Current Value	5,156		$ 5,156
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO COMMERCIAL MTG, CMO, 0.0267, DUE, 07/15/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.67%
Current Value	770		$ 770
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WELLS FARGO COMMERCIAL MTG, CMO, 0.0281, DUE, 11/15/2059
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.81%
Current Value	491		$ 491
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WESTERN GAS PARTNERS LP, Corporate, 0.045, DUE, 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			4.50%
Current Value	1,190		$ 1,190
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, WHEELS FLEET LEASE FUNDING LLC, Asset Backed, 0.0549, DUE, 02/18/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.49%
Current Value	621		$ 621
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, YAMANA GOLD INC, Corporate, 0.0263, DUE, 08/15/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.63%
Current Value	968		$ 968
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, YAMANA GOLD INC, Corporate, 0.0263, DUE, 08/15/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			2.63%
Current Value	900		$ 900
Investment, Identifier [Axis]: PRUDENTIAL STABLE VALUE FUND, YUM BRANDS INC, Corporate, 0.0538, DUE, 04/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			5.38%
Current Value	25		$ 25
Investment, Identifier [Axis]: VRIAC, THE CIGNA GROUP STABLE VALUE FUND (CONTRACT INTEREST RATE: 3.27%), Synthetic Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate			3.27%
Current Value	$ 1,538,248		$ 1,538,248